UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,002.90	$ 3.28**
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31**
Class T
Actual	$ 1,000.00	$ 1,001.70	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Class B
Actual	$ 1,000.00	$ 999.30	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.90
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class C
Actual	$ 1,000.00	$ 998.00	$ 7.08
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,003.00	$ 2.14
HypotheticalA	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ 2.19
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.69%
Class B	1.38%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.44%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .71% and the expenses paid in the actual and hypothetical examples above would have been $3.53 and $3.56, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.5	14.9
Texas	14.1	14.2
New York	12.2	12.5
Illinois	10.8	9.8
Florida	5.8	4.9
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	38.8
Escrowed/Pre-Refunded	14.0	9.3
Special Tax	10.7	10.0
Electric Utilities	9.9	11.5
Transportation	9.9	9.6
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.6	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.2	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 60.7%	AAA 61.3%
AA,A 31.0%	AA,A 30.3%
BBB 6.2%	BBB 6.9%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,241
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,214
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,324
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (f)	1,700	1,705
5.25% 10/1/08 (MBIA Insured) (f)	3,055	3,104
5.75% 10/1/09 (MBIA Insured) (f)	3,865	3,993
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,117
5.5% 1/1/22	2,300	2,443
		18,141
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (f)	2,935	3,071
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,126
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,132
		3,810
California - 16.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,222
5.5% 5/1/15 (AMBAC Insured)	2,600	2,788
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,279
Series A:
5% 7/1/15	15,200	16,005
5% 7/1/15 (MBIA Insured)	6,100	6,439
5.25% 1/1/11	700	730
5.25% 7/1/13	7,000	7,454
5.25% 7/1/13 (MBIA Insured)	10,300	10,997
5.25% 7/1/14	15,400	16,496
5.25% 7/1/14 (FGIC Insured)	9,700	10,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	$ 85	$ 89
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (g)	140	148
4.5% 2/1/09	2,800	2,834
5% 2/1/11	2,650	2,741
5% 10/1/13	1,550	1,627
5% 3/1/15	3,000	3,158
5% 8/1/16	6,000	6,340
5% 3/1/26	2,200	2,261
5% 6/1/27 (AMBAC Insured)	1,800	1,857
5% 2/1/31 (MBIA Insured)	1,900	1,948
5% 3/1/31	1,900	1,944
5% 9/1/31	3,900	3,995
5% 9/1/32	5,300	5,425
5% 8/1/33	4,300	4,388
5% 8/1/35	7,800	7,950
5% 9/1/35	12,000	12,256
5.125% 11/1/24	1,900	1,972
5.125% 2/1/26	1,200	1,242
5.25% 2/1/11	4,000	4,170
5.25% 3/1/12	2,210	2,323
5.25% 2/1/15	5,000	5,295
5.25% 2/1/16	8,500	8,978
5.25% 2/1/27 (MBIA Insured)	1,605	1,677
5.25% 2/1/28	3,400	3,538
5.25% 11/1/29	1,200	1,249
5.25% 2/1/33	6,100	6,311
5.25% 12/1/33	110	115
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,645	7,150
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,059
5.5% 3/1/11	8,500	8,941
5.5% 4/1/13	1,400	1,500
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,399
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	10,906
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	495	539
5.5% 11/1/33	21,355	22,710
5.75% 10/1/10	2,200	2,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (e)	$ 3,000	$ 3,095
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	19,346	10,596
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,466
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,602
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,047
Series 2005 K, 5% 11/1/16	7,195	7,549
5% 11/1/14 (FGIC Insured)	5,000	5,292
California State Univ. Rev. 5% 11/1/14 (FSA Insured) (c)	1,000	1,061
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	1,300	1,278
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,452
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,926
0% 1/15/27 (a)	1,000	932
5% 1/15/16 (MBIA Insured)	1,000	1,035
5.75% 1/15/40	1,600	1,664
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,287
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,235
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,491
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,623
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/08 (FSA Insured) (f)	1,510	1,518
5% 1/1/10 (FSA Insured) (f)	1,660	1,687
5% 1/1/11 (FSA Insured) (f)	1,740	1,778
5% 1/1/12 (FSA Insured) (f)	1,835	1,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	$ 4,000	$ 4,213
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	2,235	2,477
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,242
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,130
Port of Oakland Gen. Oblig. Series 2002 N, 5% 11/1/12 (MBIA Insured) (f)	3,420	3,554
Regents of the Univ. of California Rev. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,182
5% 5/15/16 (MBIA Insured)	6,880	7,352
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,489
5.25% 10/1/10	1,620	1,678
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (f)	1,340	1,391
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,006
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	721
		337,236
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,045
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,055
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,260
5% 11/15/14	1,165	1,210
Series F:
5% 11/15/13	1,285	1,332
5% 11/15/14	1,355	1,407
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,124
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	646
5% 7/1/12	675	673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	$ 2,550	$ 2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,208
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,364
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,096
5.75% 12/15/22 (FGIC Insured)	1,000	1,093
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (g)	3,200	3,430
Series B, 0% 9/1/15 (MBIA Insured)	1,400	983
		28,768
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,344
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,035
5.25% 6/1/10 (MBIA Insured)	1,980	2,022
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,748
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,358
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	3,900	4,234
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (f)	3,475	3,561
5.25% 10/1/10 (MBIA Insured) (f)	2,780	2,847
		22,224
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (g)	555	568
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
5.25% 7/1/20 (MBIA Insured)	$ 1,000	$ 1,049
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,163
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,446
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,917
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,209
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,814
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,647
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	717
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/17	1,200	1,230
Series G:
5% 11/15/12	1,000	1,032
5% 11/15/13	1,600	1,658
Series I, 5%, tender 11/16/09 (e)	5,000	5,090
3.95%, tender 9/1/12 (e)	7,550	7,405
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (g)	3,735	3,837
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,475
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (e)	18,000	17,994
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,568
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,583
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	614
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,804
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series B, 5%, tender 5/1/11 (MBIA Insured) (e)	$ 1,400	$ 1,444
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	4,530	4,581
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,711
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (f)	2,000	2,097
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,010
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,465
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,062
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,587
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,722
		119,252
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (f)	1,620	1,659
Series A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,190
Series F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,258
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,736
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,451
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,032
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	9,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,568
Series 2005 V:
6.6% 1/1/18 (g)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	$ 1,550	$ 1,779
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	850
		34,480
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,700	4,103
Illinois - 10.8%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,732
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	799
Series A, 0% 12/1/16 (FGIC Insured)	1,000	662
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,822
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,637
Series 2004 A:
5% 1/1/34 (FSA Insured)	10,800	11,052
5.25% 1/1/29 (FSA Insured)	1,100	1,150
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,048
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,443
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,636
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (f)	2,000	2,023
6.125% 1/1/12 (MBIA Insured) (f)	2,740	2,772
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,411
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,141
5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,396
6.25% 1/1/08 (AMBAC Insured) (f)	8,815	8,923
5.5% 1/1/09 (AMBAC Insured) (f)	1,995	2,038
5.5% 1/1/09 (Escrowed to Maturity) (f)(g)	2,405	2,457
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,856
5.5% 1/1/18 (FGIC Insured)	370	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$ 2,200	$ 2,333
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (g)	1,000	1,047
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (g)	2,500	1,911
0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,350
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,850
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,162
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,566
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,643
0% 11/1/17	2,700	1,699
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(f)	2,200	2,193
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,074
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,072
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,624
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,647
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,490	2,627
Series B:
3.1%, tender 7/1/07 (e)(g)	5	5
3.1%, tender 7/1/07 (e)	3,595	3,595
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	1,400	1,398
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.):
5% 10/1/09	$ 1,000	$ 1,018
5% 10/1/10	1,235	1,264
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,927
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,051
5.375% 7/1/15 (MBIA Insured)	1,300	1,373
5.5% 8/1/10	1,400	1,461
5.5% 4/1/16 (FSA Insured)	1,000	1,059
5.5% 2/1/18 (FGIC Insured)	1,000	1,056
5.5% 4/1/17 (MBIA Insured)	2,600	2,696
5.6% 4/1/21 (MBIA Insured)	2,800	2,905
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,048
7% 5/15/22	5,000	5,348
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,707
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	3,016
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,451
6% 6/15/20	1,600	1,683
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	27,200	28,074
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,648
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,718
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,862
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,270
0% 12/1/14 (FSA Insured)	5,180	3,772
0% 12/1/15 (FSA Insured)	3,810	2,643
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,159
0% 12/1/10 (FSA Insured)	3,380	2,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,620
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,625
Series A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	6,627
0% 6/15/16 (FGIC Insured)	2,050	1,383
0% 6/15/17 (FGIC Insured)	3,240	2,083
0% 6/15/20 (FGIC Insured)	1,400	778
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,071
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,293
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,044
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,347
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,963
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	820
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	728
		220,925
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,094
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,202
5% 1/10/14 (FSA Insured)	1,180	1,241
5% 7/10/14 (FSA Insured)	1,215	1,282
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,226
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,064
5% 1/15/12 (MBIA Insured)	1,295	1,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	$ 1,700	$ 1,799
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,365
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,836
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,254
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,245
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(f)	1,250	1,241
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,183
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,925
0% 12/1/17 (AMBAC Insured)	1,470	921
0% 6/1/18 (AMBAC Insured)	1,740	1,062
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,164
Series I, 5.25% 1/1/10 (MBIA Insured) (f)	3,545	3,641
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,318
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,164
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,289
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,526
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,653
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,415
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	2,000	2,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,540
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,045
		70,642
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	3,000	3,143
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	2,800	2,805
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,278
5.25% 12/1/11 (MBIA Insured)	1,805	1,844
Series II, 5.5% 11/1/19	1,000	1,066
5.5% 11/1/20	1,000	1,065
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,678
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (f)	1,645	1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,376
		4,058
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,812
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,324
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (e)	3,300	3,301
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	$ 1,400	$ 1,063
5% 12/1/29 (MBIA Insured)	2,000	2,051
		16,686
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,919
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,334
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	273
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	738
5% 1/1/13	750	778
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,399
6.375% 8/1/15	2,460	2,618
6.375% 8/1/16	2,570	2,737
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (e)(f)	3,000	3,126
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,224
5.75% 6/15/13	3,000	3,172
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (g)	700	746
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,113
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,890
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,276
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (g)	11,900	12,703
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (g)	1,900	2,028
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (f)	$ 1,000	$ 1,045
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,203
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,807
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,782
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		63,732
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,068
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,536
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,076
5% 9/30/12 (MBIA Insured)	1,500	1,567
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,402
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (e)	10,000	10,164
4.184% 7/1/32 (FSA Insured) (e)	5,800	5,800
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,780
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,050
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,054
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,049
5.5% 3/1/17	1,885	1,979
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,127
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (f)	$ 1,500	$ 1,562
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,089
		56,512
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,277
5.625% 12/1/22	575	606
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,501
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	411
5% 5/15/13	395	406
5% 5/15/14	250	257
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,505
		12,993
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (e)(f)	1,275	1,264
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,901
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,346
5% 8/15/13	1,500	1,543
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,336
		9,390
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (e)	8,400	8,387
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,116
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,503
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,561
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,072
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,000
		22,156
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	4,200	4,284
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,569
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,147
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,060
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,031
5% 7/1/14	1,000	1,032
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,424
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,773
		11,036
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (g)	1,150	1,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(f)	$ 2,400	$ 2,358
3.5%, tender 2/1/09 (e)(f)	2,600	2,572
		6,168
New Jersey - 2.5%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,960
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,234
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,554
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,083
5.25% 3/1/15	3,000	3,206
5.25% 3/1/21 (MBIA Insured)	1,200	1,270
5.25% 3/1/23	1,500	1,583
5.25% 3/1/25	4,200	4,424
5.25% 3/1/26	4,700	4,941
Series 2005 P, 5.125% 9/1/28	1,100	1,140
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,480	2,494
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	4,255	4,474
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (g)	6,400	6,781
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (g)	2,755	3,067
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,264
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,706
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,154
		50,335
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (f)	1,400	1,400
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (e)	2,410	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	$ 2,000	$ 2,030
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (f)	1,810	1,878
		7,688
New York - 12.2%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,874
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,146
5.75% 5/1/22 (FSA Insured)	2,240	2,401
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,178
5.75% 5/1/25 (FSA Insured)	1,715	1,870
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,328
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,672
5% 6/1/11	1,075	1,113
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,556
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,066
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,854
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 C, 5.5% 8/1/13	2,000	2,136
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (g)	2,100	2,286
Series 2005 G, 5% 8/1/14	6,500	6,827
Series 2005 J, 5% 3/1/12	3,020	3,137
Series 2005 K, 5% 8/1/11	6,000	6,216
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series J, 5.5% 6/1/19	2,315	2,471
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,838
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D:
5% 6/15/38	4,200	4,311
5% 6/15/39	1,600	1,641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	$ 4,490	$ 4,747
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (g)	30	32
6% 11/1/28 (b)	40,925	43,976
Series B, 5.25% 2/1/29 (b)	3,800	3,951
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,618
5.75% 7/1/13 (AMBAC Insured)	1,100	1,173
Series C, 7.5% 7/1/10	4,210	4,423
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,367
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,885
Series 2003 A, 5% 3/15/09	3,000	3,058
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,118
4.875% 6/15/20	2,200	2,236
5% 6/15/15	775	791
New York Metropolitan Transit Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,069
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,343
5.25% 1/1/27 (FSA Insured)	5,000	5,322
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,764
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,875	8,230
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,834
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,306
5.25% 6/1/22 (AMBAC Insured)	3,450	3,612
5.5% 6/1/14	3,200	3,284
5.5% 6/1/15	9,900	10,276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16 (d)	$ 16,800	$ 17,414
5.5% 6/1/17	1,900	1,991
Series C1:
5.5% 6/1/14	3,900	4,003
5.5% 6/1/15	4,900	5,086
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	4,950	5,187
5.5% 6/1/18	5,165	5,467
5.5% 6/1/19	4,700	5,001
5.5% 6/1/20	800	850
5.5% 6/1/22	600	636
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,066
		250,424
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (f)	7,220	7,325
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		13,104
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,604
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	914
Series A:
5.5% 1/1/11	1,590	1,657
5.75% 1/1/26	1,000	1,037
Series B, 6.125% 1/1/09	2,220	2,288
Series C, 5.25% 1/1/10	2,630	2,698
Series D:
5.375% 1/1/10	3,360	3,456
6% 1/1/09	1,620	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,598
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,975	2,049
		23,101
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,921
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,023
5% 7/1/14	1,000	1,025
		5,969
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,734
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,122
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,127
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	2,600	2,740
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (e)	1,350	1,346
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,040
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	533
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,086
		11,755
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	836
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	$ 7,360	$ 7,956
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (g)	2,335	2,392
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,353
5.5% 10/1/20 (FGIC Insured)	1,550	1,681
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,698
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,040
5% 12/15/14	850	886
		23,971
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	734
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (g)	1,520	1,599
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (g)	1,950	2,051
		4,384
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (f)	3,500	3,737
Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,210	1,284
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,342
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,128
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,406
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,469
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (g)	1,000	1,206
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (e)(f)	5,665	5,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,147
5% 12/15/13	1,155	1,182
Series B, 5% 12/15/13	3,115	3,189
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	785	834
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	413
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,478
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured) (c)	1,390	1,751
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,551
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,371
6.5% 11/1/16 (f)	1,100	1,175
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(f)	2,300	2,296
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,248
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,673
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,489
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,051
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,821
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,521
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,173
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,230
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	$ 2,290	$ 2,490
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,428
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured) (c)	3,960	4,200
		72,577
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,751
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,097
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	679
		2,776
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,817
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,444
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,622
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,748
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,430
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	699
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	782
5% 12/1/19	2,040	2,121
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	6,142
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	$ 1,115	$ 1,168
5% 12/1/17	1,335	1,397
		25,850
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,102
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,222
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,467
		6,791
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,146
5% 12/15/11	3,285	3,397
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,321
6.25% 1/1/13 (MBIA Insured)	1,700	1,874
7.25% 1/1/10 (MBIA Insured)	8,000	8,596
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,812
5% 9/1/11 (MBIA Insured)	1,835	1,903
5% 9/1/13 (MBIA Insured)	2,010	2,102
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,124
		27,275
Texas - 14.1%
Alamo Cmnty. College District:
5% 8/15/17 (FGIC Insured)	3,100	3,287
5.625% 8/15/16 (FGIC Insured)	3,115	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	678
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.): - continued
Series B:
6% 1/1/18	$ 1,000	$ 1,066
6% 1/1/19	1,335	1,419
Austin Independent School District 5.25% 8/1/11	3,515	3,677
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,534
0% 11/15/12 (AMBAC Insured)	5,645	4,520
0% 5/15/17 (FGIC Insured)	1,900	1,230
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,159
5% 11/15/10 (MBIA Insured)	1,735	1,793
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,260
5.375% 5/1/16 (FSA Insured)	185	195
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,313
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District:
0% 2/15/12	4,150	3,422
5% 2/15/10	1,200	1,231
Boerne Independent School District 5.25% 2/1/35	1,300	1,351
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
Cedar Hill Independent School District 0% 8/15/07	1,270	1,264
Clint Independent School District:
5.5% 8/15/18	190	201
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	865
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,531
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,492
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,608
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,093
Del Valle Independent School District 5.5% 2/1/11	1,350	1,416
Denton Independent School District 5% 8/15/33	5,300	5,400
DeSoto Independent School District 0% 8/15/18	2,195	1,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District 5% 2/15/12	$ 1,500	$ 1,559
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,068
Gainesville Independent School District 5.25% 2/15/36	1,035	1,086
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,026
5.5% 2/15/12	2,180	2,262
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,230
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	1,385	1,448
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,269
Series A, 5.25% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	4,600	4,777
0% 10/1/16 (MBIA Insured)	6,180	4,130
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (g)	1,800	1,912
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (g)	2,500	2,654
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (g)	2,680	2,846
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,062
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,304
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,023
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,577
0% 8/15/10 (AMBAC Insured)	2,200	1,938
0% 8/15/15	2,000	1,404
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,263
0% 12/1/11 (AMBAC Insured)	8,250	6,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 2,086
0% 2/15/16	1,250	859
0% 2/15/17	1,400	916
Irving Independent School District Series A, 0% 2/15/16	1,035	705
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	649
Series A, 0% 8/15/12	1,590	1,283
Kermit Independent School District 5.25% 12/15/32	2,400	2,535
Klein Independent School District Series A:
5% 8/1/13	1,455	1,525
5% 8/1/14	5,110	5,380
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (g)	2,200	2,299
Lamar Consolidated Independent School District 5.25% 2/15/14	305	308
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,278
Lewisville Independent School District 0% 8/15/08	5,000	4,798
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,567
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (g)	615	580
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,528
(Transmission Services Corp. Proj.) 5% 5/15/33 (AMBAC Insured)	2,200	2,255
Mansfield Independent School District:
5.5% 2/15/13	230	241
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,414
5.5% 2/15/14	330	346
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,050
5.5% 2/15/15	25	26
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (g)	2,245	2,383
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,626
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	899
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,271
Mesquite Independent School District 5.375% 8/15/11	430	437
Midway Independent School District 0% 8/15/19	1,400	803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,715
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (g)	1,010	1,068
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,046
5.5% 8/15/26 (FGIC Insured)	1,225	1,315
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,188
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,789
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,383
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,110
5.5% 2/15/13	1,090	1,143
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,283
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	557
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,064
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (g)	1,000	1,053
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	527
Prosper Independent School District 5.125% 8/15/30	1,400	1,449
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,269
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,083
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,421
5.625% 2/15/11	3,865	4,073
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (g)	1,940	2,051
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (g)	1,510	1,597
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,062
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,673
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,643
5.75% 2/1/11 (Escrowed to Maturity) (g)	1,410	1,462
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,843
5.25% 2/1/14 (MBIA Insured)	1,835	1,958
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	714
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	3,912
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,424
South San Antonio Independent School District 5% 8/15/35	1,000	1,023
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,105
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,111
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,711
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Air Force Village Proj.) 5% 5/15/10	1,000	1,018
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,867
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (f)	6,885	7,053
5.375% 8/1/10 (f)	1,915	1,984
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,472
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,026
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,375
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,083
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,776
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,743
Series B, 5.625% 7/15/21	2,010	2,078
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	$ 4,080	$ 4,180
Waxahachie Independent School District:
0% 8/15/14	1,460	1,075
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,175
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,641
White Settlement Independent School District 5.75% 8/15/34	1,250	1,332
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	545
Ysleta Independent School District 0% 8/15/11	1,100	927
		287,862
Utah - 0.4%
Intermountain Pwr. Agcy. Series B, 5.75% 7/1/16 (MBIA Insured)	370	377
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,286
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,822
		8,485
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,269
6.125% 12/1/27 (AMBAC Insured)	2,800	2,992
		4,261
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(f)	1,700	1,697
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,811
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (f)	1,370	1,376
		5,884
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$ 2,800	$ 1,788
0% 6/1/24 (MBIA Insured)	1,525	685
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(f)	1,000	1,036
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,375
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,681
5.25% 1/1/11 (FSA Insured)	1,715	1,785
5% 1/1/10 (MBIA Insured)	2,000	2,051
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,700
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	477
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,231
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,338
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	1,992
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (f)	1,235	1,273
Series B, 5.25% 1/1/16 (FGIC Insured) (f)	1,000	1,048
Port of Seattle Rev. Series B, 5.5% 9/1/08 (FGIC Insured) (f)	3,750	3,820
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,089
5.75% 12/1/20 (MBIA Insured)	1,000	1,085
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,365
0% 12/1/12 (FGIC Insured)	6,830	5,476
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series 2001 C:
5.25% 1/1/16	$ 3,000	$ 3,110
5.25% 1/1/26 (FSA Insured)	2,200	2,278
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,013
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,224
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,089
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,607
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,123
0% 7/1/10	2,250	1,986
0% 7/1/12 (MBIA Insured)	4,000	3,243
		84,170
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	729
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,567
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,971
		5,267
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,065	2,175
Menasha Joint School District:
5.5% 3/1/19 (g)	970	1,022
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,048
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	869
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,851
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	$ 1,760	$ 1,862
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (g)	1,600	1,761
		17,719
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,034,070)	2,038,140
NET OTHER ASSETS - 0.4%	7,922
NET ASSETS - 100%	$ 2,046,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Equity Index Contracts
75 U.S. Treasury 20-Year Bond Contracts	Sept. 2007	$ 8,081	$ 119
The face value of futures sold as a percentage of net assets - 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ (681)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	490
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	342
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	(436)
		$ 79,700	$ (285)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Escrowed/Pre-Refunded	14.0%
Special Tax	10.7%
Electric Utilities	9.9%
Transportation	9.9%
Health Care	8.5%
Others* (individually less than 5%)	10.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,070)		$ 2,038,140
Cash		3,524
Receivable for fund shares sold		1,073
Interest receivable		27,330
Prepaid expenses		5
Other receivables		151
Total assets		2,070,223

Liabilities
Payable for investments purchased Regular delivery	$ 1,158
Delayed delivery	18,176
Payable for fund shares redeemed	1,549
Distributions payable	1,820
Swap agreements, at value	285
Accrued management fee	534
Distribution fees payable	4
Payable for daily variation on futures contracts	73
Other affiliated payables	527
Other payables and accrued expenses	35
Total liabilities		24,161

Net Assets		$ 2,046,062
Net Assets consist of:
Paid in capital		$ 2,041,188
Undistributed net investment income		179
Accumulated undistributed net realized gain (loss) on investments		791
Net unrealized appreciation (depreciation) on investments		3,904
Net Assets		$ 2,046,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169.34 ÷ 323.16 shares)	$ 9.81

Maximum offering price per share (100/96.00 of $9.81)	$ 10.22
Class T: Net Asset Value and redemption price per share ($4,253.75 ÷ 433.85 shares)	$ 9.80

Maximum offering price per share (100/96.00 of $9.80)	$ 10.21
Class B: Net Asset Value and offering price per share ($393.62 ÷ 40.13 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($2,234.39 ÷ 227.73 shares)A	$ 9.81

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,969,873.89 ÷ 200,916.53 shares)	$ 9.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,136.57 ÷ 6,738.75 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 43,747

Expenses
Management fee	$ 3,223
Transfer agent fees	852
Distribution fees	18
Accounting fees and expenses	188
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	63
Audit	33
Legal	6
Miscellaneous	11
Total expenses before reductions	4,412
Expense reductions	(433)	3,979
Net investment income		39,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091
Futures contracts	32
Swap agreements	(67)
Total net realized gain (loss)		1,056
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,753)
Futures contracts	119
Swap agreements	(129)
Total change in net unrealized appreciation (depreciation)		(33,763)
Net gain (loss)		(32,707)
Net increase (decrease) in net assets resulting from operations		$ 7,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,768	$ 78,449
Net realized gain (loss)	1,056	2,664
Change in net unrealized appreciation (depreciation)	(33,763)	(1,270)
Net increase (decrease) in net assets resulting from operations	7,061	79,843
Distributions to shareholders from net investment income	(39,869)	(78,385)
Distributions to shareholders from net realized gain	(2,071)	(640)
Total distributions	(41,940)	(79,025)
Share transactions - net increase (decrease)	20,083	117,860
Redemption fees	54	20
Total increase (decrease) in net assets	(14,742)	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $179 and undistributed net investment income of $374, respectively)	$ 2,046,062	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.365	.060
Net realized and unrealized gain (loss)	(.149)	.003	.051
Total from investment operations	.029	.368	.111
Distributions from net investment income	(.179)	(.365)	(.061)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.189)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	.29%	3.77%	1.12%
Ratios to Average Net Assets I
Expenses before reductions	.66% A	.63% F	.61% A, F
Expenses net of fee waivers, if any	.66% A	.63% F	.61% A, F
Expenses net of all reductions	.62% A	.50% F	.60% A, F
Net investment income	3.64% A	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,169	$ 1,811	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.177	.358	.050
Net realized and unrealized gain (loss)	(.159)	.004	.059
Total from investment operations	.018	.362	.109
Distributions from net investment income	(.178)	(.359)	(.059)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.188)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97
Total Return B, C, D	.17%	3.71%	1.10%
Ratios to Average Net Assets I
Expenses before reductions	.69% A	.68% F	.78% A, F
Expenses net of fee waivers, if any	.69% A	.68% F	.78% A, F
Expenses net of all reductions	.65% A	.59% F	.76% A, F
Net investment income	3.60% A	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,254	$ 4,408	$ 411
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96 H
Income from Investment Operations
Net investment income E	.143	.294	.047
Net realized and unrealized gain (loss)	(.150)	.002	.051
Total from investment operations	(.007)	.296	.098
Distributions from net investment income	(.143)	(.293)	(.048)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.153)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	(.07)%	3.02%	.99%
Ratios to Average Net Assets I
Expenses before reductions	1.38% A	1.35% F	1.37% A, F
Expenses net of fee waivers, if any	1.38% A	1.35% F	1.37% A, F
Expenses net of all reductions	1.34% A	1.25% F	1.35% A, F
Net investment income	2.92% A	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394	$ 304	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.140	.285	.046
Net realized and unrealized gain (loss)	(.159)	.012	.051
Total from investment operations	(.019)	.297	.097
Distributions from net investment income	(.141)	(.284)	(.047)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.151)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C, D	(.20)%	3.03%	.98%
Ratios to Average Net Assets I
Expenses before reductions	1.43% A	1.43% F	1.47% A, F
Expenses net of fee waivers, if any	1.43% A	1.43% F	1.47% A, F
Expenses net of all reductions	1.39% A	1.34% F	1.45% A, F
Net investment income	2.86% A	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,234	$ 1,365	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income D	.190	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	(.159)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.031	.387	.254	.373	.530	.871
Distributions from net investment income	(.191)	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.010)	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.201)	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return B, C	.30%	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets G
Expenses before reductions	.43% A	.43% E	.43% E	.43% E	.44% E	.45% E
Expenses net of fee waivers, if any	.43% A	.43% E	.42% E	.43% E	.44% E	.45% E
Expenses net of all reductions	.38% A	.34% E	.36% E	.42% E	.43% E	.42% E
Net investment income	3.87% A	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 1,970	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate	20% A	24% F	24% F	26% F	31% F	31% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.187	.382	.061
Net realized and unrealized gain (loss)	(.157)	.014	.052
Total from investment operations	.030	.396	.113
Distributions from net investment income	(.190)	(.383)	(.063)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.200)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C	.29%	4.06%	1.14%
Ratios to Average Net Assets H
Expenses before reductions	.44% A	.49% E	.48% A, E
Expenses net of fee waivers, if any	.44% A	.49% E	.48% A, E
Expenses net of all reductions	.40% A	.36% E	.47% A, E
Net investment income	3.85% A	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,137	$ 26,548	$ 179
Portfolio turnover rate	20% A	24% F	24% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,864,127
Unrealized depreciation	(18,568,626)
Net unrealized appreciation (depreciation)	$ 4,295,501
Cost for federal income tax purposes	$ 2,033,844,015

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,959,889 and $206,897,054, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,365	$ 391
Class T	0%	.25%	5,555	180
Class B	.65%	.25%	1,587	1,285
Class C	.75%	.25%	8,246	4,598
			$ 17,753	$ 6,454

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,083
Class T	407
Class B*	4
Class C*	26
$ 1,520

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,176.10
Class T	2,122.10
Class B	229.13
Class C	660.08
Intermediate Municipal Income	825,422.08
Institutional Class	22,791.10
	$ 852,400

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,565 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$14,817 and $186,908, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 246
Class T	469
Class B	45
Class C	179
Intermediate Municipal Income	221,667
Institutional Class	4,986
$ 227,592

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 40,563	$ 21,110
Class T	79,631	100,820
Class B	5,079	6,314
Class C	23,338	24,255
Intermediate Municipal Income	38,837,395	77,944,342
Institutional Class	882,933	288,216
Total	$ 39,868,939	$ 78,385,057
From net realized gain
Class A	$ 1,889	$ 367
Class T	4,517	1,182
Class B	306	91
Class C	1,479	409
Intermediate Municipal Income	2,035,291	629,888
Institutional Class	27,725	7,743
Total	$ 2,071,207	$ 639,680

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	147,934	173,427	$ 1,462,604	$ 1,725,155
Reinvestment of distributions	3,303	1,631	32,706	16,239
Shares redeemed	(9,658)	(3,616)	(96,136)	(35,605)
Net increase (decrease)	141,579	171,442	$ 1,399,174	$ 1,705,789
Class T
Shares sold	39,852	398,477	$ 396,177	$ 3,958,313
Reinvestment of distributions	6,845	9,307	67,815	92,469
Shares redeemed	(55,024)	(6,838)	(545,314)	(68,081)
Net increase (decrease)	(8,327)	400,946	$ (81,322)	$ 3,982,701

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class B
Shares sold	9,422	32,080	$ 93,747	$ 318,318
Reinvestment of distributions	396	566	3,924	5,622
Shares redeemed	(163)	(12,297)	(1,610)	(122,210)
Net increase (decrease)	9,655	20,349	$ 96,061	$ 201,730
Class C
Shares sold	148,002	159,319	$ 1,468,702	$ 1,585,622
Reinvestment of distributions	1,363	1,510	13,491	14,988
Shares redeemed	(58,436)	(34,155)	(579,846)	(336,894)
Net increase (decrease)	90,929	126,674	$ 902,347	$ 1,263,716
Intermediate Municipal Income
Shares sold	25,052,159	56,726,510	$ 248,696,831	$ 563,129,257
Reinvestment of distributions	2,912,255	5,529,889	28,843,984	54,890,397
Shares redeemed	(30,303,340)	(53,763,407)	(300,365,633)	(533,657,302)
Net increase (decrease)	(2,338,926)	8,492,992	$ (22,824,818)	$ 84,362,352
Institutional Class
Shares sold	4,374,765	2,676,982	$ 43,524,151	$ 26,690,182
Reinvestment of distributions	81,641	28,099	808,387	281,049
Shares redeemed	(377,814)	(62,846)	(3,741,111)	(626,878)
Net increase (decrease)	4,078,592	2,642,235	$ 40,591,427	$ 26,344,353

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class B, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-USAN-0807
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,002.90	$ 3.28**
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31**
Class T
Actual	$ 1,000.00	$ 1,001.70	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Class B
Actual	$ 1,000.00	$ 999.30	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.90
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class C
Actual	$ 1,000.00	$ 998.00	$ 7.08
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,003.00	$ 2.14
HypotheticalA	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ 2.19
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.69%
Class B	1.38%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.44%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .71% and the expenses paid in the actual and hypothetical examples above would have been $3.53 and $3.56, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.5	14.9
Texas	14.1	14.2
New York	12.2	12.5
Illinois	10.8	9.8
Florida	5.8	4.9
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	38.8
Escrowed/Pre-Refunded	14.0	9.3
Special Tax	10.7	10.0
Electric Utilities	9.9	11.5
Transportation	9.9	9.6
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.6	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.2	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 60.7%	AAA 61.3%
AA,A 31.0%	AA,A 30.3%
BBB 6.2%	BBB 6.9%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,241
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,214
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,324
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (f)	1,700	1,705
5.25% 10/1/08 (MBIA Insured) (f)	3,055	3,104
5.75% 10/1/09 (MBIA Insured) (f)	3,865	3,993
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,117
5.5% 1/1/22	2,300	2,443
		18,141
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (f)	2,935	3,071
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,126
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,132
		3,810
California - 16.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,222
5.5% 5/1/15 (AMBAC Insured)	2,600	2,788
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,279
Series A:
5% 7/1/15	15,200	16,005
5% 7/1/15 (MBIA Insured)	6,100	6,439
5.25% 1/1/11	700	730
5.25% 7/1/13	7,000	7,454
5.25% 7/1/13 (MBIA Insured)	10,300	10,997
5.25% 7/1/14	15,400	16,496
5.25% 7/1/14 (FGIC Insured)	9,700	10,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	$ 85	$ 89
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (g)	140	148
4.5% 2/1/09	2,800	2,834
5% 2/1/11	2,650	2,741
5% 10/1/13	1,550	1,627
5% 3/1/15	3,000	3,158
5% 8/1/16	6,000	6,340
5% 3/1/26	2,200	2,261
5% 6/1/27 (AMBAC Insured)	1,800	1,857
5% 2/1/31 (MBIA Insured)	1,900	1,948
5% 3/1/31	1,900	1,944
5% 9/1/31	3,900	3,995
5% 9/1/32	5,300	5,425
5% 8/1/33	4,300	4,388
5% 8/1/35	7,800	7,950
5% 9/1/35	12,000	12,256
5.125% 11/1/24	1,900	1,972
5.125% 2/1/26	1,200	1,242
5.25% 2/1/11	4,000	4,170
5.25% 3/1/12	2,210	2,323
5.25% 2/1/15	5,000	5,295
5.25% 2/1/16	8,500	8,978
5.25% 2/1/27 (MBIA Insured)	1,605	1,677
5.25% 2/1/28	3,400	3,538
5.25% 11/1/29	1,200	1,249
5.25% 2/1/33	6,100	6,311
5.25% 12/1/33	110	115
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,645	7,150
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,059
5.5% 3/1/11	8,500	8,941
5.5% 4/1/13	1,400	1,500
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,399
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	10,906
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	495	539
5.5% 11/1/33	21,355	22,710
5.75% 10/1/10	2,200	2,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (e)	$ 3,000	$ 3,095
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	19,346	10,596
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,466
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,602
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,047
Series 2005 K, 5% 11/1/16	7,195	7,549
5% 11/1/14 (FGIC Insured)	5,000	5,292
California State Univ. Rev. 5% 11/1/14 (FSA Insured) (c)	1,000	1,061
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	1,300	1,278
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,452
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,926
0% 1/15/27 (a)	1,000	932
5% 1/15/16 (MBIA Insured)	1,000	1,035
5.75% 1/15/40	1,600	1,664
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,287
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,235
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,491
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,623
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/08 (FSA Insured) (f)	1,510	1,518
5% 1/1/10 (FSA Insured) (f)	1,660	1,687
5% 1/1/11 (FSA Insured) (f)	1,740	1,778
5% 1/1/12 (FSA Insured) (f)	1,835	1,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	$ 4,000	$ 4,213
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	2,235	2,477
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,242
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,130
Port of Oakland Gen. Oblig. Series 2002 N, 5% 11/1/12 (MBIA Insured) (f)	3,420	3,554
Regents of the Univ. of California Rev. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,182
5% 5/15/16 (MBIA Insured)	6,880	7,352
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,489
5.25% 10/1/10	1,620	1,678
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (f)	1,340	1,391
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,006
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	721
		337,236
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,045
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,055
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,260
5% 11/15/14	1,165	1,210
Series F:
5% 11/15/13	1,285	1,332
5% 11/15/14	1,355	1,407
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,124
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	646
5% 7/1/12	675	673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	$ 2,550	$ 2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,208
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,364
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,096
5.75% 12/15/22 (FGIC Insured)	1,000	1,093
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (g)	3,200	3,430
Series B, 0% 9/1/15 (MBIA Insured)	1,400	983
		28,768
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,344
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,035
5.25% 6/1/10 (MBIA Insured)	1,980	2,022
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,748
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,358
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	3,900	4,234
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (f)	3,475	3,561
5.25% 10/1/10 (MBIA Insured) (f)	2,780	2,847
		22,224
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (g)	555	568
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
5.25% 7/1/20 (MBIA Insured)	$ 1,000	$ 1,049
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,163
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,446
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,917
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,209
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,814
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,647
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	717
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/17	1,200	1,230
Series G:
5% 11/15/12	1,000	1,032
5% 11/15/13	1,600	1,658
Series I, 5%, tender 11/16/09 (e)	5,000	5,090
3.95%, tender 9/1/12 (e)	7,550	7,405
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (g)	3,735	3,837
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,475
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (e)	18,000	17,994
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,568
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,583
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	614
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,804
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series B, 5%, tender 5/1/11 (MBIA Insured) (e)	$ 1,400	$ 1,444
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	4,530	4,581
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,711
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (f)	2,000	2,097
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,010
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,465
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,062
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,587
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,722
		119,252
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (f)	1,620	1,659
Series A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,190
Series F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,258
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,736
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,451
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,032
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	9,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,568
Series 2005 V:
6.6% 1/1/18 (g)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	$ 1,550	$ 1,779
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	850
		34,480
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,700	4,103
Illinois - 10.8%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,732
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	799
Series A, 0% 12/1/16 (FGIC Insured)	1,000	662
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,822
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,637
Series 2004 A:
5% 1/1/34 (FSA Insured)	10,800	11,052
5.25% 1/1/29 (FSA Insured)	1,100	1,150
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,048
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,443
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,636
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (f)	2,000	2,023
6.125% 1/1/12 (MBIA Insured) (f)	2,740	2,772
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,411
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,141
5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,396
6.25% 1/1/08 (AMBAC Insured) (f)	8,815	8,923
5.5% 1/1/09 (AMBAC Insured) (f)	1,995	2,038
5.5% 1/1/09 (Escrowed to Maturity) (f)(g)	2,405	2,457
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,856
5.5% 1/1/18 (FGIC Insured)	370	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$ 2,200	$ 2,333
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (g)	1,000	1,047
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (g)	2,500	1,911
0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,350
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,850
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,162
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,566
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,643
0% 11/1/17	2,700	1,699
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(f)	2,200	2,193
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,074
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,072
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,624
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,647
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,490	2,627
Series B:
3.1%, tender 7/1/07 (e)(g)	5	5
3.1%, tender 7/1/07 (e)	3,595	3,595
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	1,400	1,398
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.):
5% 10/1/09	$ 1,000	$ 1,018
5% 10/1/10	1,235	1,264
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,927
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,051
5.375% 7/1/15 (MBIA Insured)	1,300	1,373
5.5% 8/1/10	1,400	1,461
5.5% 4/1/16 (FSA Insured)	1,000	1,059
5.5% 2/1/18 (FGIC Insured)	1,000	1,056
5.5% 4/1/17 (MBIA Insured)	2,600	2,696
5.6% 4/1/21 (MBIA Insured)	2,800	2,905
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,048
7% 5/15/22	5,000	5,348
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,707
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	3,016
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,451
6% 6/15/20	1,600	1,683
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	27,200	28,074
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,648
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,718
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,862
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,270
0% 12/1/14 (FSA Insured)	5,180	3,772
0% 12/1/15 (FSA Insured)	3,810	2,643
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,159
0% 12/1/10 (FSA Insured)	3,380	2,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,620
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,625
Series A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	6,627
0% 6/15/16 (FGIC Insured)	2,050	1,383
0% 6/15/17 (FGIC Insured)	3,240	2,083
0% 6/15/20 (FGIC Insured)	1,400	778
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,071
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,293
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,044
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,347
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,963
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	820
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	728
		220,925
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,094
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,202
5% 1/10/14 (FSA Insured)	1,180	1,241
5% 7/10/14 (FSA Insured)	1,215	1,282
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,226
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,064
5% 1/15/12 (MBIA Insured)	1,295	1,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	$ 1,700	$ 1,799
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,365
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,836
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,254
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,245
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(f)	1,250	1,241
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,183
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,925
0% 12/1/17 (AMBAC Insured)	1,470	921
0% 6/1/18 (AMBAC Insured)	1,740	1,062
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,164
Series I, 5.25% 1/1/10 (MBIA Insured) (f)	3,545	3,641
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,318
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,164
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,289
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,526
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,653
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,415
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	2,000	2,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,540
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,045
		70,642
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	3,000	3,143
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	2,800	2,805
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,278
5.25% 12/1/11 (MBIA Insured)	1,805	1,844
Series II, 5.5% 11/1/19	1,000	1,066
5.5% 11/1/20	1,000	1,065
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,678
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (f)	1,645	1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,376
		4,058
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,812
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,324
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (e)	3,300	3,301
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	$ 1,400	$ 1,063
5% 12/1/29 (MBIA Insured)	2,000	2,051
		16,686
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,919
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,334
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	273
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	738
5% 1/1/13	750	778
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,399
6.375% 8/1/15	2,460	2,618
6.375% 8/1/16	2,570	2,737
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (e)(f)	3,000	3,126
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,224
5.75% 6/15/13	3,000	3,172
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (g)	700	746
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,113
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,890
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,276
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (g)	11,900	12,703
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (g)	1,900	2,028
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (f)	$ 1,000	$ 1,045
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,203
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,807
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,782
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		63,732
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,068
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,536
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,076
5% 9/30/12 (MBIA Insured)	1,500	1,567
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,402
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (e)	10,000	10,164
4.184% 7/1/32 (FSA Insured) (e)	5,800	5,800
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,780
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,050
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,054
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,049
5.5% 3/1/17	1,885	1,979
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,127
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (f)	$ 1,500	$ 1,562
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,089
		56,512
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,277
5.625% 12/1/22	575	606
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,501
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	411
5% 5/15/13	395	406
5% 5/15/14	250	257
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,505
		12,993
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (e)(f)	1,275	1,264
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,901
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,346
5% 8/15/13	1,500	1,543
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,336
		9,390
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (e)	8,400	8,387
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,116
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,503
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,561
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,072
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,000
		22,156
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	4,200	4,284
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,569
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,147
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,060
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,031
5% 7/1/14	1,000	1,032
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,424
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,773
		11,036
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (g)	1,150	1,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(f)	$ 2,400	$ 2,358
3.5%, tender 2/1/09 (e)(f)	2,600	2,572
		6,168
New Jersey - 2.5%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,960
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,234
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,554
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,083
5.25% 3/1/15	3,000	3,206
5.25% 3/1/21 (MBIA Insured)	1,200	1,270
5.25% 3/1/23	1,500	1,583
5.25% 3/1/25	4,200	4,424
5.25% 3/1/26	4,700	4,941
Series 2005 P, 5.125% 9/1/28	1,100	1,140
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,480	2,494
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	4,255	4,474
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (g)	6,400	6,781
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (g)	2,755	3,067
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,264
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,706
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,154
		50,335
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (f)	1,400	1,400
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (e)	2,410	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	$ 2,000	$ 2,030
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (f)	1,810	1,878
		7,688
New York - 12.2%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,874
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,146
5.75% 5/1/22 (FSA Insured)	2,240	2,401
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,178
5.75% 5/1/25 (FSA Insured)	1,715	1,870
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,328
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,672
5% 6/1/11	1,075	1,113
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,556
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,066
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,854
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 C, 5.5% 8/1/13	2,000	2,136
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (g)	2,100	2,286
Series 2005 G, 5% 8/1/14	6,500	6,827
Series 2005 J, 5% 3/1/12	3,020	3,137
Series 2005 K, 5% 8/1/11	6,000	6,216
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series J, 5.5% 6/1/19	2,315	2,471
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,838
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D:
5% 6/15/38	4,200	4,311
5% 6/15/39	1,600	1,641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	$ 4,490	$ 4,747
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (g)	30	32
6% 11/1/28 (b)	40,925	43,976
Series B, 5.25% 2/1/29 (b)	3,800	3,951
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,618
5.75% 7/1/13 (AMBAC Insured)	1,100	1,173
Series C, 7.5% 7/1/10	4,210	4,423
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,367
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,885
Series 2003 A, 5% 3/15/09	3,000	3,058
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,118
4.875% 6/15/20	2,200	2,236
5% 6/15/15	775	791
New York Metropolitan Transit Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,069
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,343
5.25% 1/1/27 (FSA Insured)	5,000	5,322
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,764
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,875	8,230
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,834
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,306
5.25% 6/1/22 (AMBAC Insured)	3,450	3,612
5.5% 6/1/14	3,200	3,284
5.5% 6/1/15	9,900	10,276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16 (d)	$ 16,800	$ 17,414
5.5% 6/1/17	1,900	1,991
Series C1:
5.5% 6/1/14	3,900	4,003
5.5% 6/1/15	4,900	5,086
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	4,950	5,187
5.5% 6/1/18	5,165	5,467
5.5% 6/1/19	4,700	5,001
5.5% 6/1/20	800	850
5.5% 6/1/22	600	636
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,066
		250,424
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (f)	7,220	7,325
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		13,104
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,604
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	914
Series A:
5.5% 1/1/11	1,590	1,657
5.75% 1/1/26	1,000	1,037
Series B, 6.125% 1/1/09	2,220	2,288
Series C, 5.25% 1/1/10	2,630	2,698
Series D:
5.375% 1/1/10	3,360	3,456
6% 1/1/09	1,620	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,598
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,975	2,049
		23,101
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,921
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,023
5% 7/1/14	1,000	1,025
		5,969
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,734
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,122
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,127
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	2,600	2,740
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (e)	1,350	1,346
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,040
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	533
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,086
		11,755
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	836
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	$ 7,360	$ 7,956
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (g)	2,335	2,392
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,353
5.5% 10/1/20 (FGIC Insured)	1,550	1,681
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,698
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,040
5% 12/15/14	850	886
		23,971
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	734
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (g)	1,520	1,599
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (g)	1,950	2,051
		4,384
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (f)	3,500	3,737
Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,210	1,284
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,342
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,128
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,406
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,469
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (g)	1,000	1,206
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (e)(f)	5,665	5,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,147
5% 12/15/13	1,155	1,182
Series B, 5% 12/15/13	3,115	3,189
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	785	834
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	413
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,478
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured) (c)	1,390	1,751
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,551
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,371
6.5% 11/1/16 (f)	1,100	1,175
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(f)	2,300	2,296
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,248
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,673
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,489
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,051
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,821
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,521
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,173
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,230
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	$ 2,290	$ 2,490
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,428
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured) (c)	3,960	4,200
		72,577
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,751
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,097
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	679
		2,776
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,817
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,444
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,622
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,748
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,430
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	699
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	782
5% 12/1/19	2,040	2,121
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	6,142
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	$ 1,115	$ 1,168
5% 12/1/17	1,335	1,397
		25,850
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,102
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,222
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,467
		6,791
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,146
5% 12/15/11	3,285	3,397
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,321
6.25% 1/1/13 (MBIA Insured)	1,700	1,874
7.25% 1/1/10 (MBIA Insured)	8,000	8,596
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,812
5% 9/1/11 (MBIA Insured)	1,835	1,903
5% 9/1/13 (MBIA Insured)	2,010	2,102
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,124
		27,275
Texas - 14.1%
Alamo Cmnty. College District:
5% 8/15/17 (FGIC Insured)	3,100	3,287
5.625% 8/15/16 (FGIC Insured)	3,115	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	678
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.): - continued
Series B:
6% 1/1/18	$ 1,000	$ 1,066
6% 1/1/19	1,335	1,419
Austin Independent School District 5.25% 8/1/11	3,515	3,677
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,534
0% 11/15/12 (AMBAC Insured)	5,645	4,520
0% 5/15/17 (FGIC Insured)	1,900	1,230
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,159
5% 11/15/10 (MBIA Insured)	1,735	1,793
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,260
5.375% 5/1/16 (FSA Insured)	185	195
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,313
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District:
0% 2/15/12	4,150	3,422
5% 2/15/10	1,200	1,231
Boerne Independent School District 5.25% 2/1/35	1,300	1,351
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
Cedar Hill Independent School District 0% 8/15/07	1,270	1,264
Clint Independent School District:
5.5% 8/15/18	190	201
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	865
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,531
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,492
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,608
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,093
Del Valle Independent School District 5.5% 2/1/11	1,350	1,416
Denton Independent School District 5% 8/15/33	5,300	5,400
DeSoto Independent School District 0% 8/15/18	2,195	1,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District 5% 2/15/12	$ 1,500	$ 1,559
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,068
Gainesville Independent School District 5.25% 2/15/36	1,035	1,086
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,026
5.5% 2/15/12	2,180	2,262
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,230
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	1,385	1,448
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,269
Series A, 5.25% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	4,600	4,777
0% 10/1/16 (MBIA Insured)	6,180	4,130
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (g)	1,800	1,912
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (g)	2,500	2,654
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (g)	2,680	2,846
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,062
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,304
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,023
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,577
0% 8/15/10 (AMBAC Insured)	2,200	1,938
0% 8/15/15	2,000	1,404
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,263
0% 12/1/11 (AMBAC Insured)	8,250	6,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 2,086
0% 2/15/16	1,250	859
0% 2/15/17	1,400	916
Irving Independent School District Series A, 0% 2/15/16	1,035	705
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	649
Series A, 0% 8/15/12	1,590	1,283
Kermit Independent School District 5.25% 12/15/32	2,400	2,535
Klein Independent School District Series A:
5% 8/1/13	1,455	1,525
5% 8/1/14	5,110	5,380
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (g)	2,200	2,299
Lamar Consolidated Independent School District 5.25% 2/15/14	305	308
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,278
Lewisville Independent School District 0% 8/15/08	5,000	4,798
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,567
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (g)	615	580
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,528
(Transmission Services Corp. Proj.) 5% 5/15/33 (AMBAC Insured)	2,200	2,255
Mansfield Independent School District:
5.5% 2/15/13	230	241
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,414
5.5% 2/15/14	330	346
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,050
5.5% 2/15/15	25	26
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (g)	2,245	2,383
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,626
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	899
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,271
Mesquite Independent School District 5.375% 8/15/11	430	437
Midway Independent School District 0% 8/15/19	1,400	803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,715
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (g)	1,010	1,068
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,046
5.5% 8/15/26 (FGIC Insured)	1,225	1,315
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,188
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,789
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,383
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,110
5.5% 2/15/13	1,090	1,143
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,283
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	557
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,064
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (g)	1,000	1,053
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	527
Prosper Independent School District 5.125% 8/15/30	1,400	1,449
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,269
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,083
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,421
5.625% 2/15/11	3,865	4,073
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (g)	1,940	2,051
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (g)	1,510	1,597
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,062
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,673
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,643
5.75% 2/1/11 (Escrowed to Maturity) (g)	1,410	1,462
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,843
5.25% 2/1/14 (MBIA Insured)	1,835	1,958
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	714
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	3,912
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,424
South San Antonio Independent School District 5% 8/15/35	1,000	1,023
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,105
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,111
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,711
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Air Force Village Proj.) 5% 5/15/10	1,000	1,018
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,867
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (f)	6,885	7,053
5.375% 8/1/10 (f)	1,915	1,984
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,472
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,026
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,375
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,083
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,776
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,743
Series B, 5.625% 7/15/21	2,010	2,078
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	$ 4,080	$ 4,180
Waxahachie Independent School District:
0% 8/15/14	1,460	1,075
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,175
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,641
White Settlement Independent School District 5.75% 8/15/34	1,250	1,332
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	545
Ysleta Independent School District 0% 8/15/11	1,100	927
		287,862
Utah - 0.4%
Intermountain Pwr. Agcy. Series B, 5.75% 7/1/16 (MBIA Insured)	370	377
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,286
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,822
		8,485
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,269
6.125% 12/1/27 (AMBAC Insured)	2,800	2,992
		4,261
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(f)	1,700	1,697
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,811
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (f)	1,370	1,376
		5,884
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$ 2,800	$ 1,788
0% 6/1/24 (MBIA Insured)	1,525	685
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(f)	1,000	1,036
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,375
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,681
5.25% 1/1/11 (FSA Insured)	1,715	1,785
5% 1/1/10 (MBIA Insured)	2,000	2,051
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,700
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	477
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,231
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,338
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	1,992
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (f)	1,235	1,273
Series B, 5.25% 1/1/16 (FGIC Insured) (f)	1,000	1,048
Port of Seattle Rev. Series B, 5.5% 9/1/08 (FGIC Insured) (f)	3,750	3,820
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,089
5.75% 12/1/20 (MBIA Insured)	1,000	1,085
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,365
0% 12/1/12 (FGIC Insured)	6,830	5,476
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series 2001 C:
5.25% 1/1/16	$ 3,000	$ 3,110
5.25% 1/1/26 (FSA Insured)	2,200	2,278
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,013
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,224
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,089
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,607
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,123
0% 7/1/10	2,250	1,986
0% 7/1/12 (MBIA Insured)	4,000	3,243
		84,170
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	729
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,567
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,971
		5,267
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,065	2,175
Menasha Joint School District:
5.5% 3/1/19 (g)	970	1,022
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,048
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	869
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,851
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	$ 1,760	$ 1,862
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (g)	1,600	1,761
		17,719
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,034,070)	2,038,140
NET OTHER ASSETS - 0.4%	7,922
NET ASSETS - 100%	$ 2,046,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Equity Index Contracts
75 U.S. Treasury 20-Year Bond Contracts	Sept. 2007	$ 8,081	$ 119
The face value of futures sold as a percentage of net assets - 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ (681)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	490
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	342
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	(436)
		$ 79,700	$ (285)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Escrowed/Pre-Refunded	14.0%
Special Tax	10.7%
Electric Utilities	9.9%
Transportation	9.9%
Health Care	8.5%
Others* (individually less than 5%)	10.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,070)		$ 2,038,140
Cash		3,524
Receivable for fund shares sold		1,073
Interest receivable		27,330
Prepaid expenses		5
Other receivables		151
Total assets		2,070,223

Liabilities
Payable for investments purchased Regular delivery	$ 1,158
Delayed delivery	18,176
Payable for fund shares redeemed	1,549
Distributions payable	1,820
Swap agreements, at value	285
Accrued management fee	534
Distribution fees payable	4
Payable for daily variation on futures contracts	73
Other affiliated payables	527
Other payables and accrued expenses	35
Total liabilities		24,161

Net Assets		$ 2,046,062
Net Assets consist of:
Paid in capital		$ 2,041,188
Undistributed net investment income		179
Accumulated undistributed net realized gain (loss) on investments		791
Net unrealized appreciation (depreciation) on investments		3,904
Net Assets		$ 2,046,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169.34 ÷ 323.16 shares)	$ 9.81

Maximum offering price per share (100/96.00 of $9.81)	$ 10.22
Class T: Net Asset Value and redemption price per share ($4,253.75 ÷ 433.85 shares)	$ 9.80

Maximum offering price per share (100/96.00 of $9.80)	$ 10.21
Class B: Net Asset Value and offering price per share ($393.62 ÷ 40.13 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($2,234.39 ÷ 227.73 shares)A	$ 9.81

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,969,873.89 ÷ 200,916.53 shares)	$ 9.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,136.57 ÷ 6,738.75 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 43,747

Expenses
Management fee	$ 3,223
Transfer agent fees	852
Distribution fees	18
Accounting fees and expenses	188
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	63
Audit	33
Legal	6
Miscellaneous	11
Total expenses before reductions	4,412
Expense reductions	(433)	3,979
Net investment income		39,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091
Futures contracts	32
Swap agreements	(67)
Total net realized gain (loss)		1,056
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,753)
Futures contracts	119
Swap agreements	(129)
Total change in net unrealized appreciation (depreciation)		(33,763)
Net gain (loss)		(32,707)
Net increase (decrease) in net assets resulting from operations		$ 7,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,768	$ 78,449
Net realized gain (loss)	1,056	2,664
Change in net unrealized appreciation (depreciation)	(33,763)	(1,270)
Net increase (decrease) in net assets resulting from operations	7,061	79,843
Distributions to shareholders from net investment income	(39,869)	(78,385)
Distributions to shareholders from net realized gain	(2,071)	(640)
Total distributions	(41,940)	(79,025)
Share transactions - net increase (decrease)	20,083	117,860
Redemption fees	54	20
Total increase (decrease) in net assets	(14,742)	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $179 and undistributed net investment income of $374, respectively)	$ 2,046,062	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.365	.060
Net realized and unrealized gain (loss)	(.149)	.003	.051
Total from investment operations	.029	.368	.111
Distributions from net investment income	(.179)	(.365)	(.061)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.189)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	.29%	3.77%	1.12%
Ratios to Average Net Assets I
Expenses before reductions	.66% A	.63% F	.61% A, F
Expenses net of fee waivers, if any	.66% A	.63% F	.61% A, F
Expenses net of all reductions	.62% A	.50% F	.60% A, F
Net investment income	3.64% A	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,169	$ 1,811	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.177	.358	.050
Net realized and unrealized gain (loss)	(.159)	.004	.059
Total from investment operations	.018	.362	.109
Distributions from net investment income	(.178)	(.359)	(.059)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.188)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97
Total Return B, C, D	.17%	3.71%	1.10%
Ratios to Average Net Assets I
Expenses before reductions	.69% A	.68% F	.78% A, F
Expenses net of fee waivers, if any	.69% A	.68% F	.78% A, F
Expenses net of all reductions	.65% A	.59% F	.76% A, F
Net investment income	3.60% A	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,254	$ 4,408	$ 411
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96 H
Income from Investment Operations
Net investment income E	.143	.294	.047
Net realized and unrealized gain (loss)	(.150)	.002	.051
Total from investment operations	(.007)	.296	.098
Distributions from net investment income	(.143)	(.293)	(.048)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.153)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	(.07)%	3.02%	.99%
Ratios to Average Net Assets I
Expenses before reductions	1.38% A	1.35% F	1.37% A, F
Expenses net of fee waivers, if any	1.38% A	1.35% F	1.37% A, F
Expenses net of all reductions	1.34% A	1.25% F	1.35% A, F
Net investment income	2.92% A	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394	$ 304	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.140	.285	.046
Net realized and unrealized gain (loss)	(.159)	.012	.051
Total from investment operations	(.019)	.297	.097
Distributions from net investment income	(.141)	(.284)	(.047)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.151)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C, D	(.20)%	3.03%	.98%
Ratios to Average Net Assets I
Expenses before reductions	1.43% A	1.43% F	1.47% A, F
Expenses net of fee waivers, if any	1.43% A	1.43% F	1.47% A, F
Expenses net of all reductions	1.39% A	1.34% F	1.45% A, F
Net investment income	2.86% A	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,234	$ 1,365	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income D	.190	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	(.159)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.031	.387	.254	.373	.530	.871
Distributions from net investment income	(.191)	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.010)	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.201)	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return B, C	.30%	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets G
Expenses before reductions	.43% A	.43% E	.43% E	.43% E	.44% E	.45% E
Expenses net of fee waivers, if any	.43% A	.43% E	.42% E	.43% E	.44% E	.45% E
Expenses net of all reductions	.38% A	.34% E	.36% E	.42% E	.43% E	.42% E
Net investment income	3.87% A	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 1,970	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate	20% A	24% F	24% F	26% F	31% F	31% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.187	.382	.061
Net realized and unrealized gain (loss)	(.157)	.014	.052
Total from investment operations	.030	.396	.113
Distributions from net investment income	(.190)	(.383)	(.063)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.200)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C	.29%	4.06%	1.14%
Ratios to Average Net Assets H
Expenses before reductions	.44% A	.49% E	.48% A, E
Expenses net of fee waivers, if any	.44% A	.49% E	.48% A, E
Expenses net of all reductions	.40% A	.36% E	.47% A, E
Net investment income	3.85% A	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,137	$ 26,548	$ 179
Portfolio turnover rate	20% A	24% F	24% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,864,127
Unrealized depreciation	(18,568,626)
Net unrealized appreciation (depreciation)	$ 4,295,501
Cost for federal income tax purposes	$ 2,033,844,015

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,959,889 and $206,897,054, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,365	$ 391
Class T	0%	.25%	5,555	180
Class B	.65%	.25%	1,587	1,285
Class C	.75%	.25%	8,246	4,598
			$ 17,753	$ 6,454

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,083
Class T	407
Class B*	4
Class C*	26
$ 1,520

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,176.10
Class T	2,122.10
Class B	229.13
Class C	660.08
Intermediate Municipal Income	825,422.08
Institutional Class	22,791.10
	$ 852,400

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,565 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$14,817 and $186,908, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 246
Class T	469
Class B	45
Class C	179
Intermediate Municipal Income	221,667
Institutional Class	4,986
$ 227,592

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 40,563	$ 21,110
Class T	79,631	100,820
Class B	5,079	6,314
Class C	23,338	24,255
Intermediate Municipal Income	38,837,395	77,944,342
Institutional Class	882,933	288,216
Total	$ 39,868,939	$ 78,385,057
From net realized gain
Class A	$ 1,889	$ 367
Class T	4,517	1,182
Class B	306	91
Class C	1,479	409
Intermediate Municipal Income	2,035,291	629,888
Institutional Class	27,725	7,743
Total	$ 2,071,207	$ 639,680

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	147,934	173,427	$ 1,462,604	$ 1,725,155
Reinvestment of distributions	3,303	1,631	32,706	16,239
Shares redeemed	(9,658)	(3,616)	(96,136)	(35,605)
Net increase (decrease)	141,579	171,442	$ 1,399,174	$ 1,705,789
Class T
Shares sold	39,852	398,477	$ 396,177	$ 3,958,313
Reinvestment of distributions	6,845	9,307	67,815	92,469
Shares redeemed	(55,024)	(6,838)	(545,314)	(68,081)
Net increase (decrease)	(8,327)	400,946	$ (81,322)	$ 3,982,701

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class B
Shares sold	9,422	32,080	$ 93,747	$ 318,318
Reinvestment of distributions	396	566	3,924	5,622
Shares redeemed	(163)	(12,297)	(1,610)	(122,210)
Net increase (decrease)	9,655	20,349	$ 96,061	$ 201,730
Class C
Shares sold	148,002	159,319	$ 1,468,702	$ 1,585,622
Reinvestment of distributions	1,363	1,510	13,491	14,988
Shares redeemed	(58,436)	(34,155)	(579,846)	(336,894)
Net increase (decrease)	90,929	126,674	$ 902,347	$ 1,263,716
Intermediate Municipal Income
Shares sold	25,052,159	56,726,510	$ 248,696,831	$ 563,129,257
Reinvestment of distributions	2,912,255	5,529,889	28,843,984	54,890,397
Shares redeemed	(30,303,340)	(53,763,407)	(300,365,633)	(533,657,302)
Net increase (decrease)	(2,338,926)	8,492,992	$ (22,824,818)	$ 84,362,352
Institutional Class
Shares sold	4,374,765	2,676,982	$ 43,524,151	$ 26,690,182
Reinvestment of distributions	81,641	28,099	808,387	281,049
Shares redeemed	(377,814)	(62,846)	(3,741,111)	(626,878)
Net increase (decrease)	4,078,592	2,642,235	$ 40,591,427	$ 26,344,353

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class B, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0807
1.820154.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2007

Institutional Class is a class of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,002.90	$ 3.28**
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31**
Class T
Actual	$ 1,000.00	$ 1,001.70	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Class B
Actual	$ 1,000.00	$ 999.30	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.90
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class C
Actual	$ 1,000.00	$ 998.00	$ 7.08
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,003.00	$ 2.14
HypotheticalA	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ 2.19
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.69%
Class B	1.38%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.44%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .71% and the expenses paid in the actual and hypothetical examples above would have been $3.53 and $3.56, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.5	14.9
Texas	14.1	14.2
New York	12.2	12.5
Illinois	10.8	9.8
Florida	5.8	4.9
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	38.8
Escrowed/Pre-Refunded	14.0	9.3
Special Tax	10.7	10.0
Electric Utilities	9.9	11.5
Transportation	9.9	9.6
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.6	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.2	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 60.7%	AAA 61.3%
AA,A 31.0%	AA,A 30.3%
BBB 6.2%	BBB 6.9%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,241
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,214
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,324
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (f)	1,700	1,705
5.25% 10/1/08 (MBIA Insured) (f)	3,055	3,104
5.75% 10/1/09 (MBIA Insured) (f)	3,865	3,993
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,117
5.5% 1/1/22	2,300	2,443
		18,141
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (f)	2,935	3,071
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,126
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,132
		3,810
California - 16.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,222
5.5% 5/1/15 (AMBAC Insured)	2,600	2,788
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,279
Series A:
5% 7/1/15	15,200	16,005
5% 7/1/15 (MBIA Insured)	6,100	6,439
5.25% 1/1/11	700	730
5.25% 7/1/13	7,000	7,454
5.25% 7/1/13 (MBIA Insured)	10,300	10,997
5.25% 7/1/14	15,400	16,496
5.25% 7/1/14 (FGIC Insured)	9,700	10,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	$ 85	$ 89
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (g)	140	148
4.5% 2/1/09	2,800	2,834
5% 2/1/11	2,650	2,741
5% 10/1/13	1,550	1,627
5% 3/1/15	3,000	3,158
5% 8/1/16	6,000	6,340
5% 3/1/26	2,200	2,261
5% 6/1/27 (AMBAC Insured)	1,800	1,857
5% 2/1/31 (MBIA Insured)	1,900	1,948
5% 3/1/31	1,900	1,944
5% 9/1/31	3,900	3,995
5% 9/1/32	5,300	5,425
5% 8/1/33	4,300	4,388
5% 8/1/35	7,800	7,950
5% 9/1/35	12,000	12,256
5.125% 11/1/24	1,900	1,972
5.125% 2/1/26	1,200	1,242
5.25% 2/1/11	4,000	4,170
5.25% 3/1/12	2,210	2,323
5.25% 2/1/15	5,000	5,295
5.25% 2/1/16	8,500	8,978
5.25% 2/1/27 (MBIA Insured)	1,605	1,677
5.25% 2/1/28	3,400	3,538
5.25% 11/1/29	1,200	1,249
5.25% 2/1/33	6,100	6,311
5.25% 12/1/33	110	115
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,645	7,150
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,059
5.5% 3/1/11	8,500	8,941
5.5% 4/1/13	1,400	1,500
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,399
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	10,906
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	495	539
5.5% 11/1/33	21,355	22,710
5.75% 10/1/10	2,200	2,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (e)	$ 3,000	$ 3,095
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	19,346	10,596
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,466
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,602
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,047
Series 2005 K, 5% 11/1/16	7,195	7,549
5% 11/1/14 (FGIC Insured)	5,000	5,292
California State Univ. Rev. 5% 11/1/14 (FSA Insured) (c)	1,000	1,061
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	1,300	1,278
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,452
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,926
0% 1/15/27 (a)	1,000	932
5% 1/15/16 (MBIA Insured)	1,000	1,035
5.75% 1/15/40	1,600	1,664
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,287
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,235
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,491
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,623
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/08 (FSA Insured) (f)	1,510	1,518
5% 1/1/10 (FSA Insured) (f)	1,660	1,687
5% 1/1/11 (FSA Insured) (f)	1,740	1,778
5% 1/1/12 (FSA Insured) (f)	1,835	1,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	$ 4,000	$ 4,213
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	2,235	2,477
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,242
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,130
Port of Oakland Gen. Oblig. Series 2002 N, 5% 11/1/12 (MBIA Insured) (f)	3,420	3,554
Regents of the Univ. of California Rev. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,182
5% 5/15/16 (MBIA Insured)	6,880	7,352
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,489
5.25% 10/1/10	1,620	1,678
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (f)	1,340	1,391
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,006
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	721
		337,236
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,045
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,055
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,260
5% 11/15/14	1,165	1,210
Series F:
5% 11/15/13	1,285	1,332
5% 11/15/14	1,355	1,407
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,124
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	646
5% 7/1/12	675	673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	$ 2,550	$ 2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,208
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,364
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,096
5.75% 12/15/22 (FGIC Insured)	1,000	1,093
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (g)	3,200	3,430
Series B, 0% 9/1/15 (MBIA Insured)	1,400	983
		28,768
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,344
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,035
5.25% 6/1/10 (MBIA Insured)	1,980	2,022
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,748
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,358
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	3,900	4,234
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (f)	3,475	3,561
5.25% 10/1/10 (MBIA Insured) (f)	2,780	2,847
		22,224
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (g)	555	568
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
5.25% 7/1/20 (MBIA Insured)	$ 1,000	$ 1,049
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,163
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,446
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,917
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,209
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,814
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,647
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	717
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/17	1,200	1,230
Series G:
5% 11/15/12	1,000	1,032
5% 11/15/13	1,600	1,658
Series I, 5%, tender 11/16/09 (e)	5,000	5,090
3.95%, tender 9/1/12 (e)	7,550	7,405
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (g)	3,735	3,837
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,475
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (e)	18,000	17,994
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,568
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,583
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	614
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,804
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series B, 5%, tender 5/1/11 (MBIA Insured) (e)	$ 1,400	$ 1,444
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	4,530	4,581
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,711
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (f)	2,000	2,097
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,010
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,465
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,062
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,587
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,722
		119,252
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (f)	1,620	1,659
Series A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,190
Series F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,258
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,736
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,451
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,032
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	9,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,568
Series 2005 V:
6.6% 1/1/18 (g)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	$ 1,550	$ 1,779
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	850
		34,480
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,700	4,103
Illinois - 10.8%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,732
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	799
Series A, 0% 12/1/16 (FGIC Insured)	1,000	662
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,822
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,637
Series 2004 A:
5% 1/1/34 (FSA Insured)	10,800	11,052
5.25% 1/1/29 (FSA Insured)	1,100	1,150
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,048
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,443
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,636
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (f)	2,000	2,023
6.125% 1/1/12 (MBIA Insured) (f)	2,740	2,772
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,411
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,141
5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,396
6.25% 1/1/08 (AMBAC Insured) (f)	8,815	8,923
5.5% 1/1/09 (AMBAC Insured) (f)	1,995	2,038
5.5% 1/1/09 (Escrowed to Maturity) (f)(g)	2,405	2,457
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,856
5.5% 1/1/18 (FGIC Insured)	370	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$ 2,200	$ 2,333
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (g)	1,000	1,047
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (g)	2,500	1,911
0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,350
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,850
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,162
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,566
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,643
0% 11/1/17	2,700	1,699
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(f)	2,200	2,193
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,074
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,072
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,624
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,647
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,490	2,627
Series B:
3.1%, tender 7/1/07 (e)(g)	5	5
3.1%, tender 7/1/07 (e)	3,595	3,595
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	1,400	1,398
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.):
5% 10/1/09	$ 1,000	$ 1,018
5% 10/1/10	1,235	1,264
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,927
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,051
5.375% 7/1/15 (MBIA Insured)	1,300	1,373
5.5% 8/1/10	1,400	1,461
5.5% 4/1/16 (FSA Insured)	1,000	1,059
5.5% 2/1/18 (FGIC Insured)	1,000	1,056
5.5% 4/1/17 (MBIA Insured)	2,600	2,696
5.6% 4/1/21 (MBIA Insured)	2,800	2,905
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,048
7% 5/15/22	5,000	5,348
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,707
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	3,016
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,451
6% 6/15/20	1,600	1,683
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	27,200	28,074
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,648
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,718
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,862
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,270
0% 12/1/14 (FSA Insured)	5,180	3,772
0% 12/1/15 (FSA Insured)	3,810	2,643
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,159
0% 12/1/10 (FSA Insured)	3,380	2,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,620
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,625
Series A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	6,627
0% 6/15/16 (FGIC Insured)	2,050	1,383
0% 6/15/17 (FGIC Insured)	3,240	2,083
0% 6/15/20 (FGIC Insured)	1,400	778
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,071
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,293
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,044
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,347
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,963
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	820
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	728
		220,925
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,094
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,202
5% 1/10/14 (FSA Insured)	1,180	1,241
5% 7/10/14 (FSA Insured)	1,215	1,282
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,226
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,064
5% 1/15/12 (MBIA Insured)	1,295	1,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	$ 1,700	$ 1,799
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,365
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,836
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,254
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,245
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(f)	1,250	1,241
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,183
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,925
0% 12/1/17 (AMBAC Insured)	1,470	921
0% 6/1/18 (AMBAC Insured)	1,740	1,062
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,164
Series I, 5.25% 1/1/10 (MBIA Insured) (f)	3,545	3,641
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,318
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,164
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,289
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,526
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,653
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,415
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	2,000	2,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,540
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,045
		70,642
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	3,000	3,143
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	2,800	2,805
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,278
5.25% 12/1/11 (MBIA Insured)	1,805	1,844
Series II, 5.5% 11/1/19	1,000	1,066
5.5% 11/1/20	1,000	1,065
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,678
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (f)	1,645	1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,376
		4,058
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,812
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,324
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (e)	3,300	3,301
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	$ 1,400	$ 1,063
5% 12/1/29 (MBIA Insured)	2,000	2,051
		16,686
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,919
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,334
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	273
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	738
5% 1/1/13	750	778
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,399
6.375% 8/1/15	2,460	2,618
6.375% 8/1/16	2,570	2,737
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (e)(f)	3,000	3,126
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,224
5.75% 6/15/13	3,000	3,172
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (g)	700	746
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,113
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,890
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,276
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (g)	11,900	12,703
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (g)	1,900	2,028
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (f)	$ 1,000	$ 1,045
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,203
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,807
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,782
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		63,732
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,068
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,536
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,076
5% 9/30/12 (MBIA Insured)	1,500	1,567
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,402
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (e)	10,000	10,164
4.184% 7/1/32 (FSA Insured) (e)	5,800	5,800
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,780
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,050
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,054
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,049
5.5% 3/1/17	1,885	1,979
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,127
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (f)	$ 1,500	$ 1,562
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,089
		56,512
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,277
5.625% 12/1/22	575	606
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,501
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	411
5% 5/15/13	395	406
5% 5/15/14	250	257
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,505
		12,993
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (e)(f)	1,275	1,264
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,901
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,346
5% 8/15/13	1,500	1,543
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,336
		9,390
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (e)	8,400	8,387
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,116
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,503
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,561
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,072
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,000
		22,156
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	4,200	4,284
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,569
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,147
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,060
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,031
5% 7/1/14	1,000	1,032
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,424
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,773
		11,036
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (g)	1,150	1,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(f)	$ 2,400	$ 2,358
3.5%, tender 2/1/09 (e)(f)	2,600	2,572
		6,168
New Jersey - 2.5%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,960
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,234
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,554
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,083
5.25% 3/1/15	3,000	3,206
5.25% 3/1/21 (MBIA Insured)	1,200	1,270
5.25% 3/1/23	1,500	1,583
5.25% 3/1/25	4,200	4,424
5.25% 3/1/26	4,700	4,941
Series 2005 P, 5.125% 9/1/28	1,100	1,140
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,480	2,494
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	4,255	4,474
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (g)	6,400	6,781
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (g)	2,755	3,067
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,264
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,706
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,154
		50,335
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (f)	1,400	1,400
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (e)	2,410	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	$ 2,000	$ 2,030
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (f)	1,810	1,878
		7,688
New York - 12.2%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,874
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,146
5.75% 5/1/22 (FSA Insured)	2,240	2,401
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,178
5.75% 5/1/25 (FSA Insured)	1,715	1,870
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,328
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,672
5% 6/1/11	1,075	1,113
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,556
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,066
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,854
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 C, 5.5% 8/1/13	2,000	2,136
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (g)	2,100	2,286
Series 2005 G, 5% 8/1/14	6,500	6,827
Series 2005 J, 5% 3/1/12	3,020	3,137
Series 2005 K, 5% 8/1/11	6,000	6,216
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series J, 5.5% 6/1/19	2,315	2,471
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,838
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D:
5% 6/15/38	4,200	4,311
5% 6/15/39	1,600	1,641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	$ 4,490	$ 4,747
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (g)	30	32
6% 11/1/28 (b)	40,925	43,976
Series B, 5.25% 2/1/29 (b)	3,800	3,951
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,618
5.75% 7/1/13 (AMBAC Insured)	1,100	1,173
Series C, 7.5% 7/1/10	4,210	4,423
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,367
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,885
Series 2003 A, 5% 3/15/09	3,000	3,058
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,118
4.875% 6/15/20	2,200	2,236
5% 6/15/15	775	791
New York Metropolitan Transit Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,069
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,343
5.25% 1/1/27 (FSA Insured)	5,000	5,322
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,764
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,875	8,230
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,834
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,306
5.25% 6/1/22 (AMBAC Insured)	3,450	3,612
5.5% 6/1/14	3,200	3,284
5.5% 6/1/15	9,900	10,276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16 (d)	$ 16,800	$ 17,414
5.5% 6/1/17	1,900	1,991
Series C1:
5.5% 6/1/14	3,900	4,003
5.5% 6/1/15	4,900	5,086
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	4,950	5,187
5.5% 6/1/18	5,165	5,467
5.5% 6/1/19	4,700	5,001
5.5% 6/1/20	800	850
5.5% 6/1/22	600	636
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,066
		250,424
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (f)	7,220	7,325
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		13,104
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,604
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	914
Series A:
5.5% 1/1/11	1,590	1,657
5.75% 1/1/26	1,000	1,037
Series B, 6.125% 1/1/09	2,220	2,288
Series C, 5.25% 1/1/10	2,630	2,698
Series D:
5.375% 1/1/10	3,360	3,456
6% 1/1/09	1,620	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,598
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,975	2,049
		23,101
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,921
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,023
5% 7/1/14	1,000	1,025
		5,969
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,734
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,122
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,127
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	2,600	2,740
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (e)	1,350	1,346
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,040
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	533
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,086
		11,755
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	836
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	$ 7,360	$ 7,956
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (g)	2,335	2,392
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,353
5.5% 10/1/20 (FGIC Insured)	1,550	1,681
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,698
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,040
5% 12/15/14	850	886
		23,971
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	734
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (g)	1,520	1,599
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (g)	1,950	2,051
		4,384
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (f)	3,500	3,737
Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,210	1,284
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,342
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,128
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,406
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,469
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (g)	1,000	1,206
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (e)(f)	5,665	5,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,147
5% 12/15/13	1,155	1,182
Series B, 5% 12/15/13	3,115	3,189
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	785	834
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	413
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,478
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured) (c)	1,390	1,751
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,551
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,371
6.5% 11/1/16 (f)	1,100	1,175
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(f)	2,300	2,296
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,248
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,673
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,489
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,051
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,821
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,521
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,173
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,230
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	$ 2,290	$ 2,490
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,428
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured) (c)	3,960	4,200
		72,577
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,751
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,097
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	679
		2,776
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,817
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,444
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,622
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,748
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,430
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	699
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	782
5% 12/1/19	2,040	2,121
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	6,142
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	$ 1,115	$ 1,168
5% 12/1/17	1,335	1,397
		25,850
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,102
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,222
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,467
		6,791
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,146
5% 12/15/11	3,285	3,397
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,321
6.25% 1/1/13 (MBIA Insured)	1,700	1,874
7.25% 1/1/10 (MBIA Insured)	8,000	8,596
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,812
5% 9/1/11 (MBIA Insured)	1,835	1,903
5% 9/1/13 (MBIA Insured)	2,010	2,102
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,124
		27,275
Texas - 14.1%
Alamo Cmnty. College District:
5% 8/15/17 (FGIC Insured)	3,100	3,287
5.625% 8/15/16 (FGIC Insured)	3,115	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	678
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.): - continued
Series B:
6% 1/1/18	$ 1,000	$ 1,066
6% 1/1/19	1,335	1,419
Austin Independent School District 5.25% 8/1/11	3,515	3,677
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,534
0% 11/15/12 (AMBAC Insured)	5,645	4,520
0% 5/15/17 (FGIC Insured)	1,900	1,230
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,159
5% 11/15/10 (MBIA Insured)	1,735	1,793
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,260
5.375% 5/1/16 (FSA Insured)	185	195
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,313
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District:
0% 2/15/12	4,150	3,422
5% 2/15/10	1,200	1,231
Boerne Independent School District 5.25% 2/1/35	1,300	1,351
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
Cedar Hill Independent School District 0% 8/15/07	1,270	1,264
Clint Independent School District:
5.5% 8/15/18	190	201
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	865
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,531
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,492
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,608
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,093
Del Valle Independent School District 5.5% 2/1/11	1,350	1,416
Denton Independent School District 5% 8/15/33	5,300	5,400
DeSoto Independent School District 0% 8/15/18	2,195	1,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District 5% 2/15/12	$ 1,500	$ 1,559
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,068
Gainesville Independent School District 5.25% 2/15/36	1,035	1,086
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,026
5.5% 2/15/12	2,180	2,262
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,230
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	1,385	1,448
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,269
Series A, 5.25% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	4,600	4,777
0% 10/1/16 (MBIA Insured)	6,180	4,130
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (g)	1,800	1,912
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (g)	2,500	2,654
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (g)	2,680	2,846
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,062
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,304
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,023
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,577
0% 8/15/10 (AMBAC Insured)	2,200	1,938
0% 8/15/15	2,000	1,404
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,263
0% 12/1/11 (AMBAC Insured)	8,250	6,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 2,086
0% 2/15/16	1,250	859
0% 2/15/17	1,400	916
Irving Independent School District Series A, 0% 2/15/16	1,035	705
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	649
Series A, 0% 8/15/12	1,590	1,283
Kermit Independent School District 5.25% 12/15/32	2,400	2,535
Klein Independent School District Series A:
5% 8/1/13	1,455	1,525
5% 8/1/14	5,110	5,380
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (g)	2,200	2,299
Lamar Consolidated Independent School District 5.25% 2/15/14	305	308
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,278
Lewisville Independent School District 0% 8/15/08	5,000	4,798
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,567
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (g)	615	580
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,528
(Transmission Services Corp. Proj.) 5% 5/15/33 (AMBAC Insured)	2,200	2,255
Mansfield Independent School District:
5.5% 2/15/13	230	241
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,414
5.5% 2/15/14	330	346
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,050
5.5% 2/15/15	25	26
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (g)	2,245	2,383
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,626
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	899
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,271
Mesquite Independent School District 5.375% 8/15/11	430	437
Midway Independent School District 0% 8/15/19	1,400	803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,715
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (g)	1,010	1,068
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,046
5.5% 8/15/26 (FGIC Insured)	1,225	1,315
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,188
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,789
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,383
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,110
5.5% 2/15/13	1,090	1,143
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,283
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	557
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,064
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (g)	1,000	1,053
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	527
Prosper Independent School District 5.125% 8/15/30	1,400	1,449
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,269
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,083
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,421
5.625% 2/15/11	3,865	4,073
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (g)	1,940	2,051
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (g)	1,510	1,597
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,062
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,673
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,643
5.75% 2/1/11 (Escrowed to Maturity) (g)	1,410	1,462
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,843
5.25% 2/1/14 (MBIA Insured)	1,835	1,958
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	714
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	3,912
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,424
South San Antonio Independent School District 5% 8/15/35	1,000	1,023
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,105
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,111
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,711
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Air Force Village Proj.) 5% 5/15/10	1,000	1,018
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,867
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (f)	6,885	7,053
5.375% 8/1/10 (f)	1,915	1,984
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,472
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,026
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,375
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,083
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,776
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,743
Series B, 5.625% 7/15/21	2,010	2,078
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	$ 4,080	$ 4,180
Waxahachie Independent School District:
0% 8/15/14	1,460	1,075
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,175
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,641
White Settlement Independent School District 5.75% 8/15/34	1,250	1,332
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	545
Ysleta Independent School District 0% 8/15/11	1,100	927
		287,862
Utah - 0.4%
Intermountain Pwr. Agcy. Series B, 5.75% 7/1/16 (MBIA Insured)	370	377
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,286
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,822
		8,485
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,269
6.125% 12/1/27 (AMBAC Insured)	2,800	2,992
		4,261
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(f)	1,700	1,697
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,811
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (f)	1,370	1,376
		5,884
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$ 2,800	$ 1,788
0% 6/1/24 (MBIA Insured)	1,525	685
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(f)	1,000	1,036
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,375
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,681
5.25% 1/1/11 (FSA Insured)	1,715	1,785
5% 1/1/10 (MBIA Insured)	2,000	2,051
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,700
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	477
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,231
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,338
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	1,992
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (f)	1,235	1,273
Series B, 5.25% 1/1/16 (FGIC Insured) (f)	1,000	1,048
Port of Seattle Rev. Series B, 5.5% 9/1/08 (FGIC Insured) (f)	3,750	3,820
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,089
5.75% 12/1/20 (MBIA Insured)	1,000	1,085
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,365
0% 12/1/12 (FGIC Insured)	6,830	5,476
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series 2001 C:
5.25% 1/1/16	$ 3,000	$ 3,110
5.25% 1/1/26 (FSA Insured)	2,200	2,278
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,013
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,224
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,089
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,607
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,123
0% 7/1/10	2,250	1,986
0% 7/1/12 (MBIA Insured)	4,000	3,243
		84,170
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	729
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,567
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,971
		5,267
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,065	2,175
Menasha Joint School District:
5.5% 3/1/19 (g)	970	1,022
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,048
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	869
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,851
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	$ 1,760	$ 1,862
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (g)	1,600	1,761
		17,719
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,034,070)	2,038,140
NET OTHER ASSETS - 0.4%	7,922
NET ASSETS - 100%	$ 2,046,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Equity Index Contracts
75 U.S. Treasury 20-Year Bond Contracts	Sept. 2007	$ 8,081	$ 119
The face value of futures sold as a percentage of net assets - 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ (681)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	490
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	342
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	(436)
		$ 79,700	$ (285)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Escrowed/Pre-Refunded	14.0%
Special Tax	10.7%
Electric Utilities	9.9%
Transportation	9.9%
Health Care	8.5%
Others* (individually less than 5%)	10.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,070)		$ 2,038,140
Cash		3,524
Receivable for fund shares sold		1,073
Interest receivable		27,330
Prepaid expenses		5
Other receivables		151
Total assets		2,070,223

Liabilities
Payable for investments purchased Regular delivery	$ 1,158
Delayed delivery	18,176
Payable for fund shares redeemed	1,549
Distributions payable	1,820
Swap agreements, at value	285
Accrued management fee	534
Distribution fees payable	4
Payable for daily variation on futures contracts	73
Other affiliated payables	527
Other payables and accrued expenses	35
Total liabilities		24,161

Net Assets		$ 2,046,062
Net Assets consist of:
Paid in capital		$ 2,041,188
Undistributed net investment income		179
Accumulated undistributed net realized gain (loss) on investments		791
Net unrealized appreciation (depreciation) on investments		3,904
Net Assets		$ 2,046,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169.34 ÷ 323.16 shares)	$ 9.81

Maximum offering price per share (100/96.00 of $9.81)	$ 10.22
Class T: Net Asset Value and redemption price per share ($4,253.75 ÷ 433.85 shares)	$ 9.80

Maximum offering price per share (100/96.00 of $9.80)	$ 10.21
Class B: Net Asset Value and offering price per share ($393.62 ÷ 40.13 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($2,234.39 ÷ 227.73 shares)A	$ 9.81

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,969,873.89 ÷ 200,916.53 shares)	$ 9.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,136.57 ÷ 6,738.75 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 43,747

Expenses
Management fee	$ 3,223
Transfer agent fees	852
Distribution fees	18
Accounting fees and expenses	188
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	63
Audit	33
Legal	6
Miscellaneous	11
Total expenses before reductions	4,412
Expense reductions	(433)	3,979
Net investment income		39,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091
Futures contracts	32
Swap agreements	(67)
Total net realized gain (loss)		1,056
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,753)
Futures contracts	119
Swap agreements	(129)
Total change in net unrealized appreciation (depreciation)		(33,763)
Net gain (loss)		(32,707)
Net increase (decrease) in net assets resulting from operations		$ 7,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,768	$ 78,449
Net realized gain (loss)	1,056	2,664
Change in net unrealized appreciation (depreciation)	(33,763)	(1,270)
Net increase (decrease) in net assets resulting from operations	7,061	79,843
Distributions to shareholders from net investment income	(39,869)	(78,385)
Distributions to shareholders from net realized gain	(2,071)	(640)
Total distributions	(41,940)	(79,025)
Share transactions - net increase (decrease)	20,083	117,860
Redemption fees	54	20
Total increase (decrease) in net assets	(14,742)	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $179 and undistributed net investment income of $374, respectively)	$ 2,046,062	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.365	.060
Net realized and unrealized gain (loss)	(.149)	.003	.051
Total from investment operations	.029	.368	.111
Distributions from net investment income	(.179)	(.365)	(.061)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.189)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	.29%	3.77%	1.12%
Ratios to Average Net Assets I
Expenses before reductions	.66% A	.63% F	.61% A, F
Expenses net of fee waivers, if any	.66% A	.63% F	.61% A, F
Expenses net of all reductions	.62% A	.50% F	.60% A, F
Net investment income	3.64% A	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,169	$ 1,811	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.177	.358	.050
Net realized and unrealized gain (loss)	(.159)	.004	.059
Total from investment operations	.018	.362	.109
Distributions from net investment income	(.178)	(.359)	(.059)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.188)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97
Total Return B, C, D	.17%	3.71%	1.10%
Ratios to Average Net Assets I
Expenses before reductions	.69% A	.68% F	.78% A, F
Expenses net of fee waivers, if any	.69% A	.68% F	.78% A, F
Expenses net of all reductions	.65% A	.59% F	.76% A, F
Net investment income	3.60% A	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,254	$ 4,408	$ 411
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96 H
Income from Investment Operations
Net investment income E	.143	.294	.047
Net realized and unrealized gain (loss)	(.150)	.002	.051
Total from investment operations	(.007)	.296	.098
Distributions from net investment income	(.143)	(.293)	(.048)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.153)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.97	$ 9.97
Total Return B, C, D	(.07)%	3.02%	.99%
Ratios to Average Net Assets I
Expenses before reductions	1.38% A	1.35% F	1.37% A, F
Expenses net of fee waivers, if any	1.38% A	1.35% F	1.37% A, F
Expenses net of all reductions	1.34% A	1.25% F	1.35% A, F
Net investment income	2.92% A	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394	$ 304	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.140	.285	.046
Net realized and unrealized gain (loss)	(.159)	.012	.051
Total from investment operations	(.019)	.297	.097
Distributions from net investment income	(.141)	(.284)	(.047)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.151)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C, D	(.20)%	3.03%	.98%
Ratios to Average Net Assets I
Expenses before reductions	1.43% A	1.43% F	1.47% A, F
Expenses net of fee waivers, if any	1.43% A	1.43% F	1.47% A, F
Expenses net of all reductions	1.39% A	1.34% F	1.45% A, F
Net investment income	2.86% A	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,234	$ 1,365	$ 101
Portfolio turnover rate	20% A	24% G	24% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income D	.190	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	(.159)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.031	.387	.254	.373	.530	.871
Distributions from net investment income	(.191)	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.010)	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.201)	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.80	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return B, C	.30%	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets G
Expenses before reductions	.43% A	.43% E	.43% E	.43% E	.44% E	.45% E
Expenses net of fee waivers, if any	.43% A	.43% E	.42% E	.43% E	.44% E	.45% E
Expenses net of all reductions	.38% A	.34% E	.36% E	.42% E	.43% E	.42% E
Net investment income	3.87% A	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 1,970	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate	20% A	24% F	24% F	26% F	31% F	31% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.187	.382	.061
Net realized and unrealized gain (loss)	(.157)	.014	.052
Total from investment operations	.030	.396	.113
Distributions from net investment income	(.190)	(.383)	(.063)
Distributions from net realized gain	(.010)	(.003)	(.040)
Total distributions	(.200)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.81	$ 9.98	$ 9.97
Total Return B, C	.29%	4.06%	1.14%
Ratios to Average Net Assets H
Expenses before reductions	.44% A	.49% E	.48% A, E
Expenses net of fee waivers, if any	.44% A	.49% E	.48% A, E
Expenses net of all reductions	.40% A	.36% E	.47% A, E
Net investment income	3.85% A	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,137	$ 26,548	$ 179
Portfolio turnover rate	20% A	24% F	24% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,864,127
Unrealized depreciation	(18,568,626)
Net unrealized appreciation (depreciation)	$ 4,295,501
Cost for federal income tax purposes	$ 2,033,844,015

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,959,889 and $206,897,054, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,365	$ 391
Class T	0%	.25%	5,555	180
Class B	.65%	.25%	1,587	1,285
Class C	.75%	.25%	8,246	4,598
			$ 17,753	$ 6,454

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,083
Class T	407
Class B*	4
Class C*	26
$ 1,520

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,176.10
Class T	2,122.10
Class B	229.13
Class C	660.08
Intermediate Municipal Income	825,422.08
Institutional Class	22,791.10
	$ 852,400

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,565 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$14,817 and $186,908, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 246
Class T	469
Class B	45
Class C	179
Intermediate Municipal Income	221,667
Institutional Class	4,986
$ 227,592

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 40,563	$ 21,110
Class T	79,631	100,820
Class B	5,079	6,314
Class C	23,338	24,255
Intermediate Municipal Income	38,837,395	77,944,342
Institutional Class	882,933	288,216
Total	$ 39,868,939	$ 78,385,057
From net realized gain
Class A	$ 1,889	$ 367
Class T	4,517	1,182
Class B	306	91
Class C	1,479	409
Intermediate Municipal Income	2,035,291	629,888
Institutional Class	27,725	7,743
Total	$ 2,071,207	$ 639,680

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	147,934	173,427	$ 1,462,604	$ 1,725,155
Reinvestment of distributions	3,303	1,631	32,706	16,239
Shares redeemed	(9,658)	(3,616)	(96,136)	(35,605)
Net increase (decrease)	141,579	171,442	$ 1,399,174	$ 1,705,789
Class T
Shares sold	39,852	398,477	$ 396,177	$ 3,958,313
Reinvestment of distributions	6,845	9,307	67,815	92,469
Shares redeemed	(55,024)	(6,838)	(545,314)	(68,081)
Net increase (decrease)	(8,327)	400,946	$ (81,322)	$ 3,982,701

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class B
Shares sold	9,422	32,080	$ 93,747	$ 318,318
Reinvestment of distributions	396	566	3,924	5,622
Shares redeemed	(163)	(12,297)	(1,610)	(122,210)
Net increase (decrease)	9,655	20,349	$ 96,061	$ 201,730
Class C
Shares sold	148,002	159,319	$ 1,468,702	$ 1,585,622
Reinvestment of distributions	1,363	1,510	13,491	14,988
Shares redeemed	(58,436)	(34,155)	(579,846)	(336,894)
Net increase (decrease)	90,929	126,674	$ 902,347	$ 1,263,716
Intermediate Municipal Income
Shares sold	25,052,159	56,726,510	$ 248,696,831	$ 563,129,257
Reinvestment of distributions	2,912,255	5,529,889	28,843,984	54,890,397
Shares redeemed	(30,303,340)	(53,763,407)	(300,365,633)	(533,657,302)
Net increase (decrease)	(2,338,926)	8,492,992	$ (22,824,818)	$ 84,362,352
Institutional Class
Shares sold	4,374,765	2,676,982	$ 43,524,151	$ 26,690,182
Reinvestment of distributions	81,641	28,099	808,387	281,049
Shares redeemed	(377,814)	(62,846)	(3,741,111)	(626,878)
Net increase (decrease)	4,078,592	2,642,235	$ 40,591,427	$ 26,344,353

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class B, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0807
1.820146.101

(Fidelity Investment logo)(registered trademark)

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and(2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,017.80	$ 3.70
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.12	$ 3.71

* Expenses are equal to the Fund's annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.7	12.6
Fannie Mae	10.9	10.0
Freddie Mac	7.1	5.3
Japan Government	2.3	2.5
Canadian Government	2.2	1.7
	34.2
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.7	9.4
Financials	7.2	6.2
Telecommunication Services	5.6	6.2
Information Technology	4.4	4.6
Energy	3.8	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
U.S.Government and U.S.Government Agency Obligations 30.0%	U.S.Government and U.S.Government Agency Obligations 28.6%
AAA,AA,A 13.3%	AAA,AA,A 13.2%
BBB 5.1%	BBB 4.6%
BB 14.9%	BB 18.0%
B 18.2%	B 19.5%
CCC,CC,C 6.5%	CCC,CC,C 4.9%
D 0.0%	D 0.1%
Not Rated 4.2%	Not Rated 3.4%
Equities 0.8%	Equities 0.7%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *	As of December 31, 2006 **
Preferred Securities 0.8%	Preferred Securities 0.0%
Corporate Bonds 31.1%	Corporate Bonds 34.7%
U.S. Government and U.S. Government Agency Obligations 30.0%	U.S. Government and U.S. Government Agency Obligations 28.6%
Foreign Government & Government Agency Obligations 18.2%	Foreign Government & Government Agency Obligations 21.0%
Floating Rate Loans 10.2%	Floating Rate Loans 6.8%
Stocks 0.8%	Stocks 0.7%
Other Investments 1.9%	Other Investments 1.2%
Short-Term Investments and Net Other Assets *** 7.0%	Short-Term Investments and Net Other Assets **** 7.0%

* Foreign investments	29.0%	** Foreign investments	32.6%
* Swaps	1.7%	** Swaps	0.0%
*** Includes short-term foreign obligations of 0.1%		**** Includes short-term foreign obligations of 0.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.6%
		Principal Amount (000s) (l)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)		$ 8,420	8,104
ON Semiconductor Corp. 0% 4/15/24		620	748
			8,852
Nonconvertible Bonds - 30.4%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		3,480	3,402
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		830	838
11% 5/1/09 (c)		980	1,009
Visteon Corp. 7% 3/10/14		4,790	4,143
			9,392
Automobiles - 0.4%
General Motors Corp.:
8.375% 7/5/33	EUR	900	1,140
8.375% 7/15/33		19,420	17,624
			18,764
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,911
Hotels, Restaurants & Leisure - 1.1%
Carrols Corp. 9% 1/15/13		4,090	4,018
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,568
8% 11/15/13		2,055	2,101
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,973
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,776
6.5% 7/31/09		2,865	2,879
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,345
6.625% 7/15/15		2,040	1,872
6.75% 9/1/12		1,685	1,632
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 960	$ 920
6.875% 4/1/16		495	462
7.5% 6/1/16		1,760	1,654
8.5% 9/15/10		275	289
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,956
Scientific Games Corp. 6.25% 12/15/12		880	843
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	1,380
Six Flags, Inc.:
9.625% 6/1/14		990	916
9.75% 4/15/13		6,645	6,246
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,231	4,813
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,477
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,011
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		1,435	1,098
9% 1/15/12		770	793
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		669	699
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,316
			55,037
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		1,550	1,631
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	936
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,878
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		4,455	4,878
CanWest Media, Inc. 8% 9/15/12		1,130	1,130
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		8,554	8,864
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,770	3,949
10.25% 9/15/10		3,650	3,805
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
7.25% 4/15/12		$ 5,610	$ 5,456
7.625% 4/1/11		3,575	3,548
7.625% 7/15/18		10,855	10,312
7.875% 2/15/18		12,625	12,088
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,517
7% 10/1/13		3,460	3,408
7.125% 2/1/16		4,165	4,082
Haights Cross Communications, Inc. 0% 8/15/11 (d)		2,480	1,860
iesy Repository GmbH 10.375% 2/15/15 (f)		2,250	2,318
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,480
8.25% 2/1/30		5,310	5,150
8.5% 7/15/29		7,010	7,001
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	809
PanAmSat Corp.:
6.375% 1/15/08		920	915
9% 8/15/14		2,980	3,107
9% 6/15/16		2,050	2,158
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		4,230	4,420
10.375% 9/1/14 (f)		10,205	11,226
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,015
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,710	2,534
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)		9,330	7,009
10.5% 1/15/15 (f)		9,410	9,128
			141,045
Multiline Retail - 0.2%
Dollar General Corp. 10.625% 7/15/15 (f)		11,720	11,251
Specialty Retail - 0.4%
AutoNation, Inc.:
7% 4/15/14		1,300	1,282
7.3556% 4/15/13 (g)		940	942
Claire's Stores, Inc. 10.5% 6/1/17 (f)		1,895	1,748
Michaels Stores, Inc.:
0% 11/1/16 (d)(f)		400	255
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
10% 11/1/14 (f)		$ 4,540	$ 4,688
11.375% 11/1/16 (f)		4,355	4,540
Sally Holdings LLC:
9.25% 11/15/14 (f)		1,320	1,320
10.5% 11/15/16 (f)		4,380	4,391
			19,166
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	7,185
9.75% 1/15/15		5,185	5,600
			12,785
TOTAL CONSUMER DISCRETIONARY			272,918
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		1,395	1,545
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15 (f)		2,580	2,483
9.5% 6/15/17 (f)		3,860	3,720
			6,203
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (f)		1,535	1,685
Gruma SA de CV 7.75%		4,760	4,831
Hines Nurseries, Inc. 10.25% 10/1/11		520	417
Michael Foods, Inc. 8% 11/15/13		610	613
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,035
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		4,290	3,990
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,511
Swift & Co. 10.125% 10/1/09		850	876
			15,958
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	328
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 700	$ 707
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,566
TOTAL CONSUMER STAPLES			27,307
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		1,080	1,079
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,842
Complete Production Services, Inc. 8% 12/15/16 (f)		4,220	4,262
Hanover Compressor Co.:
7.5% 4/15/13		500	501
8.625% 12/15/10		720	742
9% 6/1/14		2,720	2,876
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,330	1,383
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,475	2,909
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,419
			22,013
Oil, Gas & Consumable Fuels - 2.6%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,876
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,218
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,690
Chaparral Energy, Inc.:
8.5% 12/1/15		2,600	2,542
8.875% 2/1/17 (f)		1,870	1,847
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	4,989
6.875% 11/15/20		6,675	6,391
7% 8/15/14		1,135	1,128
7.5% 6/15/14		1,115	1,137
7.625% 7/15/13		4,080	4,182
EXCO Resources, Inc. 7.25% 1/15/11		880	871
Forest Oil Corp. 8% 12/15/11		190	195
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	800	1,586
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,509
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	440
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. 8% 5/15/17		$ 1,280	$ 1,309
Massey Energy Co. 6.875% 12/15/13		5,935	5,401
Northwest Pipeline Corp. 6.625% 12/1/07		305	305
OPTI Canada, Inc. 7.875% 12/15/14 (f)		4,710	4,722
Pan American Energy LLC 7.75% 2/9/12 (f)		5,585	5,613
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,368
7.875% 11/1/26		5,250	5,460
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	988
6.625% 6/15/35		5,445	5,527
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,774
Petroleos de Venezuela SA 5.25% 4/12/17		3,060	2,318
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		6,644	6,528
8.22% 4/1/17 (f)		6,010	5,860
Pogo Producing Co. 7.875% 5/1/13		2,395	2,449
Range Resources Corp. 7.375% 7/15/13		2,945	2,967
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,691
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,416
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		1,320	1,340
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,301
7.5% 4/1/17		4,605	4,927
7.625% 4/1/37		1,550	1,690
8.375% 6/15/32		1,570	1,829
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	312
8.875% 7/15/12		1,400	1,568
Venoco, Inc. 8.75% 12/15/11		1,980	2,054
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,679
YPF SA 10% 11/2/28		3,845	4,859
			125,856
TOTAL ENERGY			147,869
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 6.1%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		$ 1,530	$ 1,576
Mizuho Capital Investment Europe 1 Ltd. 5.02% (g)	EUR	750	1,003
Morgan Stanley 4.279% 7/20/12 (g)	EUR	2,590	3,499
			6,078
Commercial Banks - 1.4%
Banca Popolare di Bergamo 8.364% (g)	EUR	1,000	1,490
Banca Popolare di Lodi Investor Trust III 6.742% (g)	EUR	1,250	1,769
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (g)		16,265	16,143
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (g)	EUR	1,250	1,612
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (g)	EUR	1,575	2,090
Caja Madrid SA 4.24% 10/17/16 (g)	EUR	1,500	2,030
Credit Agricole SA 4.184% 9/30/08 (g)	EUR	1,250	1,691
Development Bank of Philippines 8.375% (g)		4,565	4,862
DnB NOR Bank ASA 4.5971% 8/11/09 (g)	CAD	1,500	1,413
Export-Import Bank of India 1.1944% 6/7/12 (g)	JPY	290,000	2,351
HBOS Treasury Services PLC 4.5571% 1/19/10 (g)	CAD	1,500	1,412
JPMorgan Chase Bank 4.375% 11/30/21 (g)	EUR	1,300	1,642
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		3,500	3,553
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		6,324	6,735
Santander Finance Preferred SA Unipersonal 7.005% (g)	GBP	700	1,397
Santander Issuances SA Unipersonal 5.75% 1/31/18 (g)	GBP	700	1,356
SMFG Finance Ltd. 6.164% (g)	GBP	550	1,041
Standard Chartered Bank:
3.625% 2/3/17 (e)	EUR	530	676
4.462% 3/28/18 (g)	EUR	1,150	1,558
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (g)	EUR	2,000	2,501
1.6413% (g)	JPY	100,000	819
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,306
UniCredito Italiano Capital Trust I 4.028% (g)	EUR	2,500	3,037
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 3,560	$ 3,665
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,875	3,001
			70,150
Consumer Finance - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,290	1,306
Ford Credit Europe PLC:
5% 7/16/07	EUR	250	338
5.164% 9/30/09 (g)	EUR	1,750	2,336
Ford Motor Credit Co. LLC 9.875% 8/10/11		6,800	7,138
General Motors Acceptance Corp.:
6.75% 12/1/14		10,360	9,894
6.875% 9/15/11		5,620	5,494
6.875% 8/28/12		6,705	6,553
8% 11/1/31		25,125	25,628
SLM Corp.:
4.295% 6/15/09 (g)	EUR	500	660
4.345% 12/15/10 (g)	EUR	1,000	1,277
			60,624
Diversified Financial Services - 1.9%
BA Covered Bond 4.125% 4/5/12	EUR	10,150	13,366
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	10,250	13,220
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	14,061
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,411
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,431
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		1,661	1,636
7.33% 12/1/09 (f)		1,591	1,567
CHR Intermediate Holding Corp. 12.61% 6/1/13 pay-in-kind (f)(g)		1,210	1,205
Citigroup, Inc. 4.25% 2/25/30 (g)	EUR	1,500	1,748
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,250	1,669
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		4,775	4,865
Getin Finance PLC 6.036% 5/13/09 (g)	EUR	650	884
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		$ 2,753	$ 2,856
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,443
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,731
Imperial Tobacco Finance 4.375% 11/22/13	EUR	800	1,036
KAR Holdings, Inc.:
8.75% 5/1/14 (f)		1,790	1,754
10% 5/1/15 (f)		1,880	1,833
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		11,000	11,275
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (g)		4,640	4,739
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	33,818	1,363
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	931
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,800	2,418
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,500	4,614
			94,056
Insurance - 0.3%
Amlin PLC 6.5% 12/19/26 (g)	GBP	850	1,587
Eureko BV 5.125% (g)	EUR	1,500	1,967
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (g)	EUR	2,000	2,505
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (g)	EUR	1,600	2,127
Novae Group plc 8.375% 4/27/17 (g)	GBP	400	795
Old Mutual plc 4.5% 1/18/17 (g)	EUR	1,000	1,313
Wuerttembergische Lebens AG 5.375% 6/1/26 (g)	EUR	800	1,029
			11,323
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	4,460
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		6,150	6,089
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,598
8.625% 1/15/12		3,610	3,845
			15,992
Real Estate Management & Development - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,230	3,093
8.125% 6/1/12		2,350	2,338
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		$ 4,905	$ 4,684
Realogy Corp.:
10.5% 4/15/14 (f)		14,840	14,172
11% 4/15/14 pay-in-kind (f)		10,415	9,816
12.375% 4/15/15 (f)		4,545	4,153
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,521
			39,777
Thrifts & Mortgage Finance - 0.0%
China Development Bank 5% 10/15/15		155	147
Residential Capital Corp. 6.375% 5/17/13	GBP	500	939
			1,086
TOTAL FINANCIALS			299,086
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (f)		1,380	1,387
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (f)		4,960	4,848
CRC Health Group, Inc. 10.75% 2/1/16		1,840	2,015
HCA, Inc.:
9.125% 11/15/14 (f)		3,910	4,115
9.25% 11/15/16 (f)		3,980	4,239
9.625% 11/15/16 pay-in-kind (f)		9,955	10,714
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,916
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,843
Sun Healthcare Group, Inc. 9.125% 4/15/15 (f)		290	300
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,388
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,702
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,630	6,531
			41,611
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,121
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12		$ 2,435	$ 2,289
Mylan Laboratories, Inc. 6.375% 8/15/15		575	587
			4,997
TOTAL HEALTH CARE			47,995
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		730	757
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (f)		2,520	2,608
8.875% 4/1/15 pay-in-kind (f)		2,520	2,577
9.75% 4/1/17 (f)		2,520	2,627
Orbimage Holdings, Inc. 14.8669% 7/1/12 (g)		2,250	2,475
			11,044
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		730	714
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	1,099
10% 8/15/08 (a)		1,130	79
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	214
Northwest Airlines Trust 10.23% 6/21/14		276	282
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	163
8.875% 6/1/06 (a)		1,240	152
			2,703
Building Products - 0.0%
Compagnie de St. Gobain 4.196% 4/11/12 (g)	EUR	1,100	1,487
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	199
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,950
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,031
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,392
9.25% 5/1/21		250	265
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,300
Mac-Gray Corp. 7.625% 8/15/15		850	863
NCO Group, Inc. 11.875% 11/15/14 (f)		2,660	2,713
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)		$ 530	$ 566
West Corp.:
9.5% 10/15/14		5,340	5,453
11% 10/15/16		2,620	2,725
			23,457
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,606
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (f)		930	977
General Cable Corp. 7.125% 4/1/17 (f)		610	610
Polypore International, Inc. 0% 10/1/12 (d)		1,955	1,896
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	887
			4,370
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (g)	GBP	950	1,810
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,481
Cummins, Inc. 7.125% 3/1/28		2,195	2,184
Invensys PLC 9.875% 3/15/11 (f)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		720	742
9.5% 8/1/14		3,690	3,911
11.75% 8/1/16		4,395	4,878
			13,255
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	775	1,013
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		1,774	1,703
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)		4,020	4,221
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,431
US Shipping Partners LP 13% 8/15/14		2,855	3,112
			12,480
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (f)		3,130	3,099
7.625% 12/1/13 (f)		1,540	1,540
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 3,400	$ 3,400
9.5% 10/1/08		1,715	1,784
TFM SA de CV 9.375% 5/1/12		5,360	5,722
			15,545
Trading Companies & Distributors - 0.3%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	700	949
6.5% 2/27/19	GBP	550	1,056
Neff Corp. 10% 6/1/15 (f)		1,370	1,363
Penhall International Corp. 12% 8/1/14 (f)		1,360	1,469
VWR Funding, Inc. 10.25% 7/15/15 (f)		7,660	7,660
			12,497
TOTAL INDUSTRIALS			100,254
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,895
Lucent Technologies, Inc.:
6.45% 3/15/29		16,270	14,074
6.5% 1/15/28		7,800	6,825
Nortel Networks Corp.:
9.6056% 7/15/11 (f)(g)		3,400	3,613
10.125% 7/15/13 (f)		3,370	3,614
10.75% 7/15/16 (f)		3,400	3,732
			34,753
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11		2,515	2,421
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	12,915
8.25% 7/1/11		620	620
8.625% 4/1/13		1,080	1,091
8.75% 7/15/18		4,640	4,779
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13		$ 6,770	$ 6,914
10.25% 8/15/15		2,410	2,537
			28,856
Office Electronics - 0.6%
Xerox Capital Trust I 8% 2/1/27		10,920	11,084
Xerox Corp.:
7.2% 4/1/16		4,495	4,630
7.625% 6/15/13		11,830	12,288
			28,002
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology, Inc. 9.25% 6/1/16		7,360	7,544
ASML Holding NV 5.75% 6/13/17	EUR	1,800	2,387
Avago Technologies Finance Ltd.:
10.125% 12/1/13		3,305	3,520
10.86% 6/1/13 (g)		4,690	4,819
11.875% 12/1/15		4,925	5,479
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)		11,380	10,911
9.125% 12/15/14 pay-in-kind (f)		20,625	19,466
10.125% 12/15/16 (f)		13,055	12,272
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (g)		670	611
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,441
Viasystems, Inc. 10.5% 1/15/11		5,785	5,872
			75,322
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	790
TOTAL INFORMATION TECHNOLOGY			170,144
MATERIALS - 2.9%
Chemicals - 0.6%
Bayer AG:
4.044% 4/10/10 (g)	EUR	1,100	1,488
5.625% 5/23/18	GBP	750	1,417
Huntsman LLC 11.625% 10/15/10		641	687
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,670
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
MacDermid, Inc. 9.5% 4/15/17 (f)		$ 450	$ 452
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (f)		3,970	3,980
10.125% 12/1/14 pay-in-kind (f)		4,210	4,199
11.5% 12/1/16 (f)		9,810	9,884
Phibro Animal Health Corp. 10% 8/1/13 (f)		615	643
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,411
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)		1,440	1,490
			31,321
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,300	1,701
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	920
BWAY Corp. 10% 10/15/10		2,380	2,466
Constar International, Inc. 11% 12/1/12		2,665	2,518
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,368
8% 4/15/23		4,615	4,523
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,905
7.75% 5/15/11		470	482
8.25% 5/15/13		1,755	1,816
Tekni-Plex, Inc. 10.875% 8/15/12		1,300	1,453
Vitro SAB de CV:
8.625% 2/1/12 (f)		6,935	7,039
9.125% 2/1/17 (f)		2,000	2,048
			29,538
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14 (f)		2,510	2,535
CAP SA 7.375% 9/15/36 (f)		1,550	1,543
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,504
0% 6/1/13 (d)		3,710	3,691
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		8,260	8,189
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		4,435	4,978
Evraz Group SA (Reg. S) 8.25% 11/10/15		4,640	4,744
Evraz Securities SA 10.875% 8/3/09		3,100	3,350
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.:
10% 9/1/13 (f)		$ 2,040	$ 2,247
10.625% 9/1/16 (f)		2,040	2,400
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,873
8.375% 4/1/17		10,740	11,438
8.5463% 4/1/15 (g)		6,215	6,526
Gerdau SA 8.875% (f)		3,190	3,350
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,962
Ispat Inland ULC 9.75% 4/1/14		1,385	1,524
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (f)(g)		1,510	1,525
RathGibson, Inc. 11.25% 2/15/14		2,510	2,642
			78,323
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		510	507
NewPage Corp. 11.6063% 5/1/12 (g)		2,460	2,694
			3,201
TOTAL MATERIALS			144,084
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.5%
British Telecommunications plc 5.25% 6/23/14	EUR	1,400	1,891
Citizens Communications Co.:
7.875% 1/15/27		3,340	3,353
9% 8/15/31		8,135	8,379
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	680	885
Embarq Corp.:
7.082% 6/1/16		1,029	1,035
7.995% 6/1/36		14,210	14,421
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,474
France Telecom SA 4.375% 2/21/12	EUR	500	658
Intelsat Ltd.:
9.25% 6/15/16		2,050	2,168
11.25% 6/15/16		8,195	9,178
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)		$ 3,910	$ 3,856
12.25% 3/15/13		9,160	10,488
MobiFon Holdings BV 12.5% 7/31/10		9,600	10,224
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	5,240
NTL Cable PLC:
8.75% 4/15/14		6,045	6,241
9.125% 8/15/16		2,780	2,919
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,585	1,597
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	320
7.75% 2/15/31		340	328
Qwest Corp.:
7.5% 10/1/14		680	695
7.875% 9/1/11		3,970	4,139
8.61% 6/15/13 (g)		6,790	7,435
8.875% 3/15/12		17,575	18,937
Telecom Egypt SAE:
9.672% 2/4/10 (g)	EGP	5,038	874
10.95% 2/4/10	EGP	5,038	901
Telefonica de Argentina SA 9.125% 11/7/10		2,545	2,685
Telenet Group Holding NV 0% 6/15/14 (d)(f)		7,418	6,991
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	234
6.875% 7/15/28		1,710	1,494
U.S. West Communications:
6.875% 9/15/33		25,430	23,904
7.125% 11/15/43		325	310
7.2% 11/10/26		1,275	1,291
7.25% 9/15/25		2,495	2,489
7.25% 10/15/35		5,205	5,016
7.5% 6/15/23		2,840	2,826
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		6,800	7,820
			173,696
Wireless Telecommunication Services - 1.2%
American Tower Corp. 7.125% 10/15/12		6,245	6,386
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		$ 9,865	$ 10,580
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,292
Digicel Ltd. 9.25% 9/1/12 (f)		2,370	2,491
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)		5,280	5,438
Millicom International Cellular SA 10% 12/1/13		10,315	11,179
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		5,920	6,175
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,200	3,272
Telecom Personal SA 9.25% 12/22/10 (f)		7,525	7,911
			56,724
TOTAL TELECOMMUNICATION SERVICES			230,420
UTILITIES - 1.3%
Electric Utilities - 0.7%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,100	1,425
AES Gener SA 7.5% 3/25/14		4,920	5,117
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,845	4,364
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (f)		3,075	3,060
Edison Mission Energy:
7.5% 6/15/13		6,630	6,564
7.75% 6/15/16		3,410	3,380
National Power Corp. 6.875% 11/2/16 (f)		1,535	1,527
Reliant Energy, Inc.:
7.625% 6/15/14		4,150	4,046
7.875% 6/15/17		3,300	3,218
			32,701
Gas Utilities - 0.4%
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,576
8% 3/1/32		7,365	8,249
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,720	3,567
			21,392
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		$ 3,980	$ 1,154
6.4% 7/15/06 (c)		5,595	1,651
6.625% 11/15/05 (c)		3,510	1,035
6.725% 11/17/08 (c)(g)		1,090	327
6.75% 8/1/09 (c)		880	260
6.875% 10/15/07 (c)		2,120	625
6.95% 7/15/28 (c)		1,920	576
7.125% 5/15/49 (c)		375	111
7.375% 5/15/19 (c)		2,200	655
7.875% 6/15/03 (c)		375	111
9.125% 4/1/03 (c)		80	24
9.875% 6/5/03 (c)		345	102
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,475	1,505
			8,136
Multi-Utilities - 0.0%
Utilicorp United, Inc. 9.95% 2/1/11 (g)		50	54
TOTAL UTILITIES			62,283
TOTAL NONCONVERTIBLE BONDS			1,502,360
TOTAL CORPORATE BONDS (Cost $1,478,392)			1,511,212
U.S. Government and Government Agency Obligations - 20.8%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 1/15/08		57,085	56,447
4.125% 5/15/10		6,050	5,878
4.25% 5/15/09		18,451	18,149
4.5% 10/15/08		3	3
4.75% 12/15/10		90,735	89,457
4.875% 4/15/09		10,617	10,557
5.125% 9/2/08		1,730	1,727
5.375% 6/12/17		15,862	15,736
6% 5/15/11		7,000	7,184
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.375% 6/15/09		$ 3,590	$ 3,668
6.625% 9/15/09		26,581	27,363
7.25% 1/15/10		13,525	14,175
Federal Home Loan Bank:
4.5% 10/14/08		575	570
5.8% 9/2/08		550	553
Freddie Mac:
3.625% 9/15/08		37,165	36,458
4% 8/17/07		758	757
4.125% 10/18/10		64,750	62,663
4.75% 3/5/09		47,405	47,049
4.875% 2/17/09		8,234	8,188
5.125% 4/18/11		1,100	1,096
5.25% 7/18/11		29,835	29,832
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	7,688
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,795
4.974% 8/15/13		2,110	2,073
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,692	1,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			450,726
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		9,817	9,320
1.875% 7/15/13		6,638	6,365
2.375% 4/15/11		6,090	6,022
2.5% 7/15/16		11,941	11,812
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			33,519
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bonds:
6.125% 8/15/29		83,100	93,215
6.25% 8/15/23		61,750	68,567
U.S. Treasury Notes:
4.25% 8/15/15		44,000	41,748
4.5% 11/15/15		40,200	38,774
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16		$ 57,100	$ 55,338
4.75% 2/28/09		37,500	37,386
4.75% 5/31/12 (m)		131,392	130,366
4.875% 4/30/08		77,035	76,933
TOTAL U.S. TREASURY OBLIGATIONS			542,327
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,038,105)			1,026,572
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 4.9%
3.585% 9/1/33 (g)		732	719
3.72% 6/1/33 (g)		2,250	2,244
3.75% 4/1/34 (g)		2,345	2,305
3.783% 6/1/33 (g)		2,679	2,685
3.902% 5/1/34 (g)		1,229	1,211
3.91% 5/1/33 (g)		816	821
3.918% 9/1/33 (g)		2,206	2,188
3.944% 5/1/34 (g)		946	932
3.962% 9/1/33 (g)		1,696	1,677
3.998% 4/1/34 (g)		2,152	2,123
4% 9/1/13 to 5/1/20		4,718	4,408
4.003% 8/1/33 (g)		1,038	1,025
4.031% 3/1/34 (g)		4,039	3,987
4.036% 6/1/34 (g)		1,743	1,719
4.068% 3/1/35 (g)		3,184	3,154
4.12% 4/1/34 (g)		2,668	2,639
4.126% 5/1/34 (g)		2,133	2,110
4.188% 11/1/34 (g)		2,337	2,348
4.205% 6/1/34 (g)		1,908	1,884
4.288% 6/1/34 (g)		2,113	2,095
4.355% 10/1/19 (g)		236	233
4.4% 8/1/34 (g)		4,834	4,854
4.419% 8/1/34 (g)		5,013	4,959
4.482% 1/1/35 (g)		1,114	1,098
4.484% 12/1/34 (g)		87	86
4.485% 11/1/33 (g)		274	273
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (l)	Value (000s)
Fannie Mae - continued
4.5% 5/1/18 to 10/1/18		$ 1,705	$ 1,625
4.638% 8/1/35 (g)		1,172	1,167
4.655% 10/1/34 (g)		658	652
4.688% 2/1/35 (g)		3,259	3,223
4.733% 12/1/35 (g)		7,870	7,821
4.784% 12/1/35 (g)		834	833
4.79% 6/1/35 (g)		1,459	1,442
4.799% 4/1/35 (g)		2,175	2,177
4.8% 7/1/35 (g)		939	927
4.809% 1/1/36 (g)		4,700	4,652
4.812% 11/1/35 (g)		1,805	1,809
4.848% 7/1/35 (g)		1,970	1,946
4.878% 7/1/34 (g)		1,180	1,175
4.883% 10/1/35 (g)		267	267
4.893% 5/1/35 (g)		313	310
4.896% 11/1/35 (g)		2,059	2,057
4.946% 8/1/34 (g)		1,064	1,061
5% 2/1/14 to 2/1/35		28,663	27,792
5.004% 2/1/34 (g)		1,649	1,630
5.016% 5/1/35 (g)		2,743	2,722
5.047% 12/1/32 (g)		1,597	1,591
5.092% 5/1/35 (g)		333	335
5.102% 10/1/35 (g)		1,468	1,455
5.108% 10/1/35 (g)		797	790
5.114% 1/1/36 (g)		2,908	2,882
5.135% 7/1/34 (g)		409	408
5.136% 8/1/36 (g)		5,601	5,607
5.152% 7/1/35 (g)		3,143	3,124
5.167% 3/1/36 (g)		2,529	2,516
5.26% 5/1/35 (g)		1,009	1,005
5.263% 11/1/36 (g)		482	483
5.273% 4/1/36 (g)		1,019	1,028
5.311% 3/1/36 (g)		6,732	6,708
5.365% 2/1/36 (g)		1,664	1,668
5.371% 2/1/36 (g)		176	176
5.379% 12/1/36 (g)		642	641
5.394% 7/1/35 (g)		471	470
5.407% 2/1/37 (g)		617	617
5.439% 2/1/37 (g)		2,928	2,933
5.483% 6/1/47 (g)		485	486
5.5% 5/1/08 to 6/1/20		28,925	28,622
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (l)	Value (000s)
Fannie Mae - continued
5.533% 11/1/36 (g)		$ 960	$ 963
5.612% 2/1/36 (g)		701	702
5.668% 4/1/36 (g)		2,468	2,474
5.672% 6/1/36 (g)		1,625	1,629
5.672% 4/1/37 (g)		2,681	2,694
5.755% 4/1/36 (g)		1,307	1,312
5.797% 3/1/36 (g)		1,761	1,769
5.807% 5/1/36 (g)		650	654
5.816% 1/1/36 (g)		374	374
5.834% 3/1/36 (g)		1,411	1,418
5.839% 5/1/36 (g)		3,868	3,889
5.847% 6/1/35 (g)		2,447	2,459
5.895% 12/1/36 (g)		942	946
5.925% 6/1/36 (g)		14,190	14,280
5.937% 6/1/36 (g)		3,491	3,513
5.946% 5/1/36 (g)		1,681	1,693
6% 5/1/12 to 9/1/19		2,324	2,338
6.044% 4/1/36 (g)		10,128	10,215
6.226% 3/1/37 (g)		295	297
6.5% 5/1/12 to 3/1/35		3,348	3,404
7.5% 5/1/37		854	885
TOTAL FANNIE MAE			240,518
Freddie Mac - 2.2%
3.378% 7/1/33 (g)		1,683	1,668
4% 5/1/19 to 11/1/20		4,935	4,577
4.004% 5/1/33 (g)		3,389	3,382
4.179% 1/1/35 (g)		3,228	3,199
4.5% 2/1/18 to 8/1/33		4,096	3,877
4.569% 6/1/33 (g)		1,060	1,059
4.663% 2/1/35 (g)		8,092	7,966
4.701% 9/1/36 (g)		669	665
4.705% 9/1/35 (g)		4,760	4,742
4.794% 2/1/36 (g)		283	278
4.842% 5/1/35 (g)		5,499	5,421
4.873% 10/1/35 (g)		1,350	1,350
4.924% 10/1/36 (g)		3,430	3,420
5% 3/1/18 to 7/1/19		5,819	5,646
5.013% 7/1/35 (g)		3,281	3,254
5.021% 4/1/35 (g)		94	92
5.126% 7/1/35 (g)		915	906
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (l)	Value (000s)
Freddie Mac - continued
5.289% 2/1/36 (g)		$ 63	$ 62
5.362% 3/1/37 (g)		450	448
5.489% 2/1/37 (g)		2,446	2,429
5.498% 1/1/36 (g)		769	766
5.5% 8/1/14 to 11/1/19		7,070	6,982
5.586% 3/1/36 (g)		4,143	4,135
5.625% 5/1/37 (g)		2,160	2,136
5.673% 8/1/36 (g)		4,330	4,325
5.732% 4/1/36 (g)		10,344	10,351
5.806% 5/1/37 (g)		5,035	5,042
5.858% 5/1/37 (g)		485	487
5.863% 5/1/37 (g)		3,015	3,023
6% 7/1/16 to 2/1/19		2,594	2,608
6.084% 2/1/37 (g)		4,716	4,746
6.157% 12/1/36 (g)		5,187	5,214
6.5% 11/1/09 to 3/1/22		6,859	6,985
TOTAL FREDDIE MAC			111,241
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $353,370)			351,759
Asset-Backed Securities - 0.8%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.566% 5/25/16 (g)	EUR	400	542
Series 2007-1:
Class B, 4.429% 3/25/17 (g)	EUR	1,000	1,354
Class C, 4.609% 3/25/17 (g)	EUR	700	947
Auto ABS Compartiment Series 2006-1 Class B, 4.242% 7/25/17 (g)	EUR	1,000	1,354
Clock Finance BV Series 2007-1:
Class B2, 4.256% 2/25/15 (g)	EUR	600	812
Class C2, 4.436% 2/25/15 (g)	EUR	300	406
Driver One GmbH Series 1 Class B, 4.343% 5/21/10 (g)	EUR	226	306
FCC SPARC Series 2007-1 Class D, 0% 7/15/10 (g)	EUR	500	677
GELDI Series 2005-TS Class 1A, 4.084% 12/10/12 (g)	EUR	4,000	5,418
Geldilux Ltd. Series 2007-TS Class C, 4.517% 9/8/14 (g)	EUR	350	474
GLS Ltd. Series 2006-1 Class C, 4.257% 7/15/14 (g)	EUR	400	541
Asset-Backed Securities - continued
		Principal Amount (000s) (l)	Value (000s)
Greene King Finance PLC Series A1, 6.23% 6/15/31 (g)	GBP	1,000	$ 2,001
Lambda Finance BV Series 2005-1X:
Class A2, 4.301% 11/15/29 (g)	EUR	5,000	6,781
Class C1, 6.374% 11/15/29 (g)	GBP	500	1,008
Leek Finance PLC Series 18X Class BC, 4.292% 9/21/38 (g)	EUR	600	812
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.416% 1/30/40 (g)	EUR	350	474
Class D, 4.616% 1/30/40 (g)	EUR	500	677
Metrix Funding PLC Series 1X Class A2, 4.235% 2/10/19 (g)	EUR	4,000	5,423
Prime Bricks Series 2007-1:
Class B, 4.416% 1/30/40 (g)	EUR	450	609
Class C, 4.616% 1/30/40 (g)	EUR	450	609
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.805% 3/20/17 (g)	EUR	1,000	1,354
Provide Bricks Series 2007-1 Class B, 4.365% 1/30/40 (g)	EUR	1,300	1,759
Punch Taverns Finance PLC 5.92% 4/15/09 (g)	GBP	205	411
Sedna Finance Corp.:
4.779% 12/23/14 (g)	EUR	500	677
4.895% 3/15/16 (g)	EUR	1,150	1,560
Stichting Mars Series 2006 Class C, 4.163% 8/28/14 (g)	EUR	900	1,218
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	137
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.5963% 10/25/45 (g)	GBP	1,012	2,042
TOTAL ASSET-BACKED SECURITIES (Cost $38,407)			40,383
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.3%
B-Arena NV Series 2006-1 Class A, 4.085% 4/22/44 (g)	EUR	4,000	5,413
EPIC PLC Series BROD Class D, 4.465% 1/22/16 (g)	EUR	375	508
Granite Mortgages PLC 4.349% 1/20/43 (g)	EUR	512	694
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.818% 7/15/40 (g)	EUR	500	680
Interstar Millennium Trust Series 2004-4E Class A1, 0% 11/14/36 (g)	EUR	327	443
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
Private Sponsor - continued
RMAC PLC Series 2005-NS4X Class M2A, 6.3675% 12/12/43 (g)	GBP	1,600	$ 3,209
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.1075% 6/12/44 (g)	GBP	1,250	2,509
Shield BV Series 1 Class C, 4.369% 1/20/14 (g)	EUR	1,400	1,901
TOTAL PRIVATE SPONSOR			15,357
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class Series 2002-83 Class ME, 5% 12/25/17		$ 8,085	7,820
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		246	239
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17		2,500	2,518
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,145
Class PE, 4% 11/25/18		1,360	1,217
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,168
Series 2003-70 Class BJ, 5% 7/25/33		815	744
Series 2003-85 Class GD, 4.5% 9/25/18		1,105	1,046
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,664
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,224
Class KD, 4.5% 7/25/18		2,721	2,595
Series 2006-4 Class PB, 6% 9/25/35		6,125	6,125
sequential payer:
Series 2002-58 Class HC, 5.5% 9/25/17		11	11
Series 2003-18 Class EY, 5% 6/25/17		3,407	3,353
Series 2004-95 Class AN, 5.5% 1/25/25		2,029	2,011
Series 2005-117, Class JN, 4.5% 1/25/36		735	630
Series 2005-29 Class KA, 4.5% 2/25/35		5,081	4,873
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,651
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		192	193
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (g)		92	93
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		6,116	6,103
Series 2622 Class PE, 4.5% 5/15/18		8,560	8,113
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2628 Class OP, 3.5% 11/15/13		$ 1,687	$ 1,673
Series 2649 Class TQ, 3.5% 12/15/21		1,065	1,056
Series 2695 Class DG, 4% 10/15/18		3,475	3,167
Series 2743 Class HE, 4.5% 2/15/19		7,000	6,579
Series 2773 Class EG, 4.5% 4/15/19		12,967	12,208
Series 2831 Class PB, 5% 7/15/19		3,590	3,454
Series 2996 Class MK, 5.5% 6/15/35		862	857
sequential payer:
Series 2564 Class HJ, 5% 2/15/18		2,000	1,924
Series 2570 Class CU, 4.5% 7/15/17		349	340
Series 2572 Class HK, 4% 2/15/17		523	506
Series 2617 Class GW, 3.5% 6/15/16		498	488
Series 2627:
Class BG, 3.25% 6/15/17		231	217
Class KP, 2.87% 12/15/16		243	227
Series 2685 Class ND, 4% 10/15/18		1,570	1,398
Series 2773 Class TA, 4% 11/15/17		2,916	2,791
Series 2849 Class AL, 5% 5/15/18		1,389	1,357
Series 2860 Class CP, 4% 10/15/17		453	439
Series 2937 Class HJ, 5% 10/15/19		1,645	1,613
Series 2863 Class DB, 4% 9/15/14		237	224
TOTAL U.S. GOVERNMENT AGENCY			104,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,300)			119,411
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.435% 10/5/25 (g)	GBP	955	1,889
Bruntwood Alpha PLC Series 2007-1 Class C, 6.09% 1/15/17 (g)	GBP	650	1,306
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (g)	GBP	850	1,706
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (g)	GBP	401	805
German Residential Asset Note Distributor PLC Series 1 Class A, 4.219% 7/20/16 (g)	EUR	1,229	1,669
JLOC 36 LLC Reg. S Class B, 1.1048% 2/16/16 (g)	JPY	100,000	812
JLOC 37 LLC (Reg. S) 0% 1/15/15 (g)	JPY	100,000	812
Commercial Mortgage Securities - continued
		Principal Amount (000s) (l)	Value (000s)
Opera Finance (CMH) PLC Class B, 4.268% 1/15/15 (g)	EUR	1,100	$ 1,488
Opera Finance PLC 5.9763% 7/31/13 (g)	GBP	1,487	2,988
Paris Prime Community Real Estate Series 2006-1 Class B, 4.235% 4/22/14 (f)(g)	EUR	1,000	1,352
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.8% 7/15/16 (g)	GBP	2,000	4,009
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (g)	EUR	550	744
Skyline BV Series 2007-1 Class D, 0% 7/22/43 (g)	EUR	1,000	1,353
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,775)			20,933
Foreign Government and Government Agency Obligations - 18.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 8,266	8,063
5.475% 8/3/12 (g)		11,764	11,175
7% 3/28/11		9,575	9,345
7% 9/12/13		16,970	15,791
10.4173% 3/5/08 (g)	ARS	5,388	1,751
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,894
Banco Central del Uruguay:
value recovery A rights 1/2/21(a)(i)		1,250,000	0
value recovery B rights 1/2/21(a)(i)		1,250,000	0
Brazilian Federative Republic:
6% 9/15/13		2,383	2,381
7.125% 1/20/37		3,850	4,173
8.25% 1/20/34		4,980	6,125
8.75% 2/4/25		4,874	6,068
10% 1/1/10	BRL	3,189	1,628
11% 8/17/40		18,345	24,069
12.25% 3/6/30		7,965	13,501
12.75% 1/15/20		4,250	6,588
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		165	190
Canadian Government:
4% 6/1/17	CAD	20,000	17,954
4.5% 9/1/07	CAD	30,500	28,620
5.25% 6/1/12	CAD	34,650	33,510
5.5% 6/1/09	CAD	15,150	14,458
5.75% 6/1/29	CAD	8,600	9,441
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		$ 2,745	$ 2,643
warrants 11/15/20 (a)(i)		2,750	641
Colombian Republic:
7.375% 9/18/37		7,225	8,045
11.75% 2/25/20		1,625	2,393
Dominican Republic:
Brady 6.3125% 8/30/09 (g)		1,516	1,518
6.25% 8/30/24 (g)		11,318	11,301
9.04% 1/23/18 (f)		4,159	4,706
9.5% 9/27/11		3,028	3,215
Ecuador Republic:
10% 8/15/30 (Reg. S)		8,545	7,007
euro par 5% 2/28/25		1,450	1,037
Finnish Government 3.875% 9/15/17	EUR	51,100	64,988
French Republic:
3% 1/12/10	EUR	5,100	6,659
3.5% 7/12/11	EUR	27,300	35,552
3.75% 4/25/17	EUR	23,210	29,296
4% 4/25/55	EUR	500	588
5.5% 4/25/29	EUR	10,250	15,268
German Federal Republic:
3.75% 12/12/08	EUR	14,000	18,758
4% 4/13/12	EUR	5,020	6,641
4% 7/4/16	EUR	1,450	1,885
Indonesian Republic:
6.625% 2/17/37 (f)		3,695	3,547
6.75% 3/10/14		2,940	2,999
Islamic Republic of Pakistan:
6.75% 2/19/09		955	955
7.125% 3/31/16 (f)		1,900	1,881
Japan Government:
0.5702% to 0.5751% 7/30/07 to 9/3/07	JPY	700,000	5,679
0.78% 7/20/20 (g)	JPY	600,000	4,554
0.9% 12/22/08	JPY	1,230,000	9,985
0.9% 11/20/20 (g)	JPY	1,265,000	9,818
1.4% 3/21/11	JPY	1,575,000	12,840
1.5% 3/20/14	JPY	820,000	6,598
1.8% 3/20/16	JPY	2,992,000	24,303
2.4% 12/20/34	JPY	1,600,000	12,895
Real Return Bond 1.1% 12/10/16	JPY	3,111,220	24,941
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (l)	Value((000s)
Lebanese Republic:
7.125% 3/5/10		$ 670	$ 647
7.875% 5/20/11 (Reg. S)		3,960	3,821
8.625% 6/20/13		1,665	1,632
8.63% 11/30/09 (f)(g)		2,760	2,743
8.63% 11/30/09 (g)		7,560	7,513
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,022
6.1425% 3/7/27 (g)		1,380	1,376
euro Brady past due interest 6.125% 3/7/17 (g)		7,639	7,639
Philippine Republic:
8.25% 1/15/14		6,505	7,115
8.875% 3/17/15		2,765	3,163
9% 2/15/13		4,199	4,698
9.5% 2/2/30		1,175	1,532
9.875% 1/15/19		5,470	6,906
10.625% 3/16/25		3,820	5,324
Polish Government 5% 10/19/15		165	156
Republic of Fiji 6.875% 9/13/11		2,330	2,190
Republic of Hungary 4.75% 2/3/15		165	155
Republic of Iraq 5.8% 1/15/28 (f)		3,400	2,074
Republic of Serbia 3.75% 11/1/24 (e)(f)		2,415	2,279
Russian Federation:
7.5% 3/31/30 (f)		1,579	1,739
7.5% 3/31/30 (Reg. S)		38,201	42,069
12.75% 6/24/28 (Reg. S)		6,340	11,206
South African Republic 6.5% 6/2/14		165	171
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	2,073	1,622
6.875% 3/17/36		6,760	6,414
7% 9/26/16		12,860	13,014
7.375% 2/5/25		4,740	4,868
11% 1/14/13		10,490	12,593
11.875% 1/15/30		6,780	10,399
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		10,270	10,216
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	850	1,542
4.25% 3/7/36	GBP	18,210	33,288
4.75% 6/7/10	GBP	450	878
4.75% 9/7/15	GBP	2,300	4,383
5% 3/7/18	GBP	3,400	6,601
5% 3/7/25	GBP	6,670	13,140
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (l)	Value (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
8% 6/7/21	GBP	8,050	$ 20,330
8.75% 8/25/17	GBP	3,000	7,553
United Mexican States:
6.75% 9/27/34		$ 1,560	1,665
7.5% 4/8/33		7,020	8,143
8.3% 8/15/31		10,935	13,737
9% 12/20/12	MXN	16,335	1,599
Uruguay Republic:
5% 9/14/18	UYU	33,615	1,581
8% 11/18/22		5,589	6,287
Venezuelan Republic:
oil recovery rights 4/15/20 (a) (i)		1,250	46
6% 12/9/20		2,720	2,203
6.355% 4/20/11 (g)		8,115	7,855
7.65% 4/21/25		5,700	5,173
8.5% 10/8/14		2,860	2,903
9.25% 9/15/27		7,050	7,350
9.375% 1/13/34		3,365	3,525
10.75% 9/19/13		6,915	7,710
13.625% 8/15/18		5,525	7,569
Vietnamese Socialist Republic Brady par 4% 3/12/28 (e)		1,644	1,373
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $869,499)			902,591
Supranational Obligations - 0.3%

European Investment Bank:
4% 10/15/37	EUR	5,190	6,117
4.75% 10/15/17	EUR	5,925	8,007
Inter-American Development Bank 6.625% 4/17/17	PEN	7,200	2,401
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $16,780)			16,525
Common Stocks - 0.6%
		Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(j)		156,879	284
Common Stocks - continued
		Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	$ 8,643
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	4,285
TOTAL CONSUMER DISCRETIONARY			13,212
INDUSTRIALS - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. (a)		554,243	10,919
Northwest Airlines Corp. (a)		103,833	2,305
			13,224
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		98	0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	183
TOTAL COMMON STOCKS (Cost $22,437)			26,619
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	466
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,607
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	1
Preferred Stocks - continued
		Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		4,581	$ 5,589
TOTAL TELECOMMUNICATION SERVICES			5,590
TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,197
TOTAL PREFERRED STOCKS (Cost $7,845)			8,663
Floating Rate Loans - 4.8%
		Principal Amount (000s) (l)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Dana Corp. term loan 7.88% 4/13/08 (g)		$ 2,180	2,177
Delphi Corp. term loan 8.125% 12/31/07 (g)		2,000	2,000
Lear Corp. term loan 7.832% 4/25/12 (g)		2,263	2,224
The Goodyear Tire & Rubber Co. Tranche 3, term loan 8.82% 3/1/11 (g)		3,620	3,620
			10,021
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.38% 9/30/13 (g)		3,443	3,460
8.32% 9/30/12 (g)		119	119
Ford Motor Co. term loan 8.36% 12/15/13 (g)		22,527	22,555
General Motors Corp. term loan 7.725% 11/29/13 (g)		878	880
			27,014
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (g)		3,750	3,713
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (g)		135	135
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (g)		444	444
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
7.61% 6/14/13 (g)		$ 36	$ 36
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (g)		650	642
			1,257
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.36% 2/6/14 (g)		249	250
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 10.32% 11/30/14 (g)		340	340
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (g)		5,725	5,668
7.36% 3/6/14 (g)		3,810	3,772
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (g)		5,960	5,952
Discovery Communications, Inc. term loan 7.36% 5/14/14 (g)		940	943
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (g)		737	738
12.06% 12/21/07 (g)		765	764
			18,177
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.3577% 4/6/13 (g)		2,556	2,556
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (g)		4,000	3,900
Michaels Stores, Inc. term loan 7.625% 10/31/13 (g)		4,630	4,561
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (g)		685	690
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (g)		6,200	6,231
			15,382
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.105% 3/5/14 (g)		1,480	1,504
Tranche B 1LN, term loan 7.105% 9/5/13 (g)		4,417	4,434
			5,938
TOTAL CONSUMER DISCRETIONARY			84,308
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (g)		$ 1,050	$ 1,053
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (g)		2,430	2,430
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3449% 3/30/13 (g)		2,843	2,843
Tranche B2, term loan 9.32% 3/30/13 (g)		506	506
9.17% 3/30/13 (g)		141	141
			3,490
TOTAL CONSUMER STAPLES			6,973
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (g)		519	522
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (g)		478	481
Tranche D, term loan 8.3495% 12/28/13 (g)		2,465	2,478
Helix Energy Solutions Group, Inc. term loan 7.3297% 7/1/13 (g)		169	169
Sandridge Energy, Inc. term loan 8.625% 4/1/15		3,950	4,034
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (g)		570	570
term loan 7.3565% 10/31/12 (g)		2,333	2,333
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (g)		370	370
			10,435
TOTAL ENERGY			10,957
FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (g)		3,219	3,219
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (g)		$ 3,236	$ 3,236
Tranche C, term loan 7.07% 4/18/12 (g)		1,876	1,876
			8,331
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (g)		3,572	3,586
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (g)		6,035	5,975
8.32% 10/10/13 (g)		1,625	1,609
			7,584
TOTAL FINANCIALS			19,501
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (g)		5,516	5,516
Tranche DD, term loan 6/28/14 (k)		364	364
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (g)		13,184	13,200
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (g)		868	867
			19,947
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.104% 2/21/13 (g)		90	90
Tranche 2LN, term loan 14.25% 2/21/14 (g)		130	131
Hawker Beechcraft Corp.:
term loan 7.35% 3/26/14 (g)		3,044	3,037
7.35% 3/26/14 (g)		258	258
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (g)		147	148
Tranche 2LN, term loan 11.11% 3/28/14 (g)		60	61
			3,725
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (g)		$ 318	$ 319
term loan 7.1006% 3/28/14 (g)		585	586
Aramark Corp.:
term loan 7.36% 1/26/14 (g)		1,819	1,817
7.445% 1/26/14 (g)		142	142
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (g)		590	592
			3,456
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 1/31/14 (g)		311	312
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.097% 10/3/12 (g)		117	117
Machinery - 0.2%
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (g)		58	58
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (g)		3,640	3,686
Tranche B 1LN, term loan 7.86% 5/4/14 (g)		480	480
Navistar International Corp.:
term loan 8.6099% 1/19/12 (g)		2,083	2,093
Credit-Linked Deposit 8.5907% 1/19/12 (g)		757	761
			7,078
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (g)		615	616
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.895% 11/30/14 (g)		730	732
VWR Funding, Inc. term loan 7.86% 6/27/14 (g)		1,300	1,298
			2,030
TOTAL INDUSTRIALS			17,334
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.32% 3/20/13 (g)		$ 3,267	$ 3,271
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (g)		259	259
			3,530
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (g)		2,987	2,984
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (g)		4,607	4,526
			7,510
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (g)		3,560	3,547
Open Solutions, Inc. term loan 7.445% 1/23/14 (g)		219	219
			3,766
TOTAL INFORMATION TECHNOLOGY			14,806
MATERIALS - 0.5%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 11.61% 6/5/14 (g)		4,790	4,574
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (g)		186	186
term loan 7.0994% 4/2/14 (g)		1,024	1,024
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (g)		4,486	4,480
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (g)		935	933
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (g)		161	161
			11,358
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (g)		2,534	2,502
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (g)		11,288	11,288
TOTAL MATERIALS			25,148
Floating Rate Loans - continued
		Principal Amount (000s) (l)	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (g)		$ 1,690	$ 1,690
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (g)		7,630	7,620
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (g)		429	429
Wind Telecomunicazioni SpA:
term loan 12.6088% 12/12/11 pay-in-kind (g)		3,182	3,182
Tranche 2, term loan 11.59% 3/21/15 (g)		3,490	3,542
Tranche B, term loan 7.84% 9/21/13 (g)		1,745	1,749
Tranche C, term loan 8.59% 9/21/14 (g)		1,745	1,749
			19,961
Wireless Telecommunication Services - 0.1%
American Cellular Corp.:
term loan 3/15/14 (k)		58	58
Tranche B, term loan 7.32% 3/15/14 (g)		541	540
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (g)		574	574
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (g)		1,310	1,312
			2,484
TOTAL TELECOMMUNICATION SERVICES			22,445
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (g)		198	199
Tranche 1LN, revolver loan 7.485% 12/20/13 (g)		56	56
Tranche 2LN, term loan 9.61% 6/20/14 (g)		190	193
Tranche B 1LN, term loan 7.61% 12/20/13 (g)		892	894
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (g)		6,973	6,973
NRG Energy, Inc.:
term loan:
6/8/14 (k)		1,419	1,412
7.07% 2/1/13 (g)		4,444	4,439
7.07% 2/1/13 (g)		1,845	1,843
			16,009
TOTAL FLOATING RATE LOANS (Cost $237,657)			237,428
Sovereign Loan Participations - 0.1%
		Principal Amount (000s) (l)	Value (000s)
Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (g)		$ 265	$ 262
- Citibank:
6.25% 3/28/13 (g)		1,343	1,329
6.25% 12/14/19 (g)		1,281	1,243
- Credit Suisse First Boston 6.25% 3/28/13 (g)		1,717	1,700
- Deutsche Bank:
1.407% 3/28/13 (g)	JPY	96,874	741
6.25% 3/28/13 (g)		1,220	1,208
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,116)			6,483
Commercial Paper - 0.2%

Asscher Finance Ltd. 4.11% 7/10/07	EUR	3,000	4,055
Thames Asset Global Securities No. 1, Inc. 4.11% 7/20/07	EUR	4,000	5,402
TOTAL COMMERCIAL PAPER (Cost $9,386)			9,457
Fixed-Income Funds - 6.0%
		Shares
Fidelity Floating Rate Central Fund (h) (Cost $295,719)		2,938,665	295,166
Preferred Securities - 0.8%
		Principal Amount (000s) (l)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		12,270	12,786
Net Servicos de Comunicacao SA 9.25% (f)		6,025	6,189
			18,975
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		15,786	16,227
Preferred Securities - continued
		Principal Amount (000s) (l)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (g)		$ 1,250	$ 1,623
MUFG Capital Finance 3 Ltd. 2.68% (g)	JPY	150,000	1,212
			2,835
TOTAL PREFERRED SECURITIES (Cost $37,482)			38,037
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $86)		7,500	450
Money Market Funds - 9.1%
		Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $447,154)		447,154,257	447,154
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,997,510)			5,058,843
NET OTHER ASSETS - (2.5)%			(121,044)
NET ASSETS - 100%			$ 4,937,799
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 28,000	$ (65)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.254% with Credit Suisse First Boston	June 2009	14,500	32
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	3,500	136
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.51% with Morgan Stanley, Inc.	June 2009	21,000	(54)
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	19,000	248
Receive semi-annually a fixed rate equal to 5.364% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	15,000	(1)
Receive semi-annually a fixed rate equal to 5.418% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2010	24,000	13
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	17,500	14
Receive semi-annually a fixed rate equal to 5.505% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	35,000	20
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2017	14,000	40
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2016	$ 5,000	$ 42
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	July 2016	20,530	219
		$ 217,030	$ 644
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $452,999,000 or 9.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,971

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,841 and $1,834, respectively. The coupon rate will be determined at time of settlement.

(l) Principal amount is stated in United States dollars unles otherwise noted.
(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,811
Fidelity Floating Rate Central Fund	8,423
Total	$ 16,234

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 124,318	$ 171,818	$ -	$ 295,166	12.4%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.8%
United Kingdom	3.1%
Canada	2.9%
Japan	2.5%
Brazil	2.1%
France	2.0%
Argentina	1.7%
Venezuela	1.4%
Russia	1.3%
Finland	1.3%
Mexico	1.0%
Luxembourg	1.0%
Turkey	1.0%
Others (individually less than 1%)	7.9%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,254,637)	$ 4,316,523
Fidelity Central Funds (cost $742,873)	742,320
Total Investments (cost $4,997,510)		$ 5,058,843
Cash		645
Foreign currency held at value (cost $335)		335
Receivable for investments sold		11,758
Receivable for fund shares sold		11,112
Dividends receivable		66
Interest receivable		61,111
Distributions receivable from Fidelity Central Funds		3,572
Swap agreements, at value		644
Prepaid expenses		8
Total assets		5,148,094

Liabilities
Payable for investments purchased:
Regular delivery	$ 68,682
Delayed delivery	130,612
Payable for fund shares redeemed	5,576
Distributions payable	2,260
Accrued management fee	2,317
Other affiliated payables	611
Other payables and accrued expenses	237
Total liabilities		210,295

Net Assets		$ 4,937,799
Net Assets consist of:
Paid in capital		$ 4,841,338
Undistributed net investment income		13,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,995
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,108
Net Assets, for 469,494 shares outstanding		$ 4,937,799
Net Asset Value, offering price and redemption price per share ($4,937,799 ÷ 469,494 shares)		$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 4,280
Interest		123,715
Income from Fidelity Central Funds		16,234
Total income		144,229

Expenses
Management fee	$ 13,143
Transfer agent fees	2,866
Accounting fees and expenses	676
Custodian fees and expenses	147
Independent trustees' compensation	7
Registration fees	111
Audit	45
Legal	7
Interest	1
Miscellaneous	18
Total expenses before reductions	17,021
Expense reductions	(82)	16,939
Net investment income		127,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,066
Foreign currency transactions	477
Swap agreements	(287)
Total net realized gain (loss)		26,256
Change in net unrealized appreciation (depreciation) on: Investment securities	(76,562)
Assets and liabilities in foreign currencies	1
Swap agreements	644
Total change in net unrealized appreciation (depreciation)		(75,917)
Net gain (loss)		(49,661)
Net increase (decrease) in net assets resulting from operations		$ 77,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 127,290	$ 202,818
Net realized gain (loss)	26,256	33,397
Change in net unrealized appreciation (depreciation)	(75,917)	57,029
Net increase (decrease) in net assets resulting from operations	77,629	293,244
Distributions to shareholders from net investment income	(122,294)	(196,703)
Distributions to shareholders from net realized gain	(11,556)	(22,997)
Total distributions	(133,850)	(219,700)
Share transactions Proceeds from sales of shares	1,183,940	1,515,354
Reinvestment of distributions	119,410	194,760
Cost of shares redeemed	(556,026)	(999,152)
Net increase (decrease) in net assets resulting from share transactions	747,324	710,962
Total increase (decrease) in net assets	691,103	784,506

Net Assets
Beginning of period	4,246,696	3,462,190
End of period (including undistributed net investment income of $13,358 and undistributed net investment income of $8,362, respectively)	$ 4,937,799	$ 4,246,696
Other Information Shares
Sold	111,307	144,137
Issued in reinvestment of distributions	11,236	18,497
Redeemed	(52,350)	(95,361)
Net increase (decrease)	70,193	67,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.43	$ 10.77	$ 10.50	$ 9.40	$ 9.15
Income from Investment Operations
Net investment incomeD	.292	.575	.551	.570	.566	.582
Net realized and unrealized gain (loss)	(.104)	.251	(.227)	.383	1.142	.243
Total from investment operations	.188	.826	.324	.953	1.708	.825
Distributions from net investment income	(.280)	(.556)	(.544)	(.553)	(.578)	(.575)
Distributions from net realized gain	(.028)	(.060)	(.120)	(.130)	(.030)	-
Total distributions	(.308)	(.616)	(.664)	(.683)	(.608)	(.575)
Net asset value, end of period	$ 10.52	$ 10.64	$ 10.43	$ 10.77	$ 10.50	$ 9.40
Total ReturnB,C	1.78%	8.15%	3.12%	9.44%	18.62%	9.38%
Ratios to Average Net AssetsE,G
Expenses before reductions	.74%A	.75%	.75%	.76%	.80%	.84%
Expenses net of fee waivers, if any	.74%A	.75%	.75%	.76%	.80%	.84%
Expenses net of all reductions	.74%A	.75%	.75%	.76%	.80%	.84%
Net investment income	5.54%A	5.49%	5.23%	5.46%	5.64%	6.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,938	$ 4,247	$ 3,462	$ 3,191	$ 2,340	$ 782
Portfolio turnover rateF	81%A	80%	119%	94%	148%	117%H

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income for tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 121,915
Unrealized depreciation	(54,223)
Net unrealized appreciation (depreciation)	$ 67,692
Cost for federal income tax purposes	$ 4,991,151

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral my decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,280,643 and $869,529, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,325. The weighted average interest rate was 5.50%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $40 and $41, respectively.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSN-USAN-0807
1.787791.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 23, 2007